DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Xinyuan Real Estate Co., Ltd.
Entity Central Index Key	0001398453
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	xin
Entity Common Stock, Shares Outstanding	145,863,676
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Description	This Amendment is being filed to incorporate the updated XBRL files.

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 319,218,155	$ 213,325,871
Restricted cash	168,384,344	82,305,057
Accounts receivable	20,805,939	3,510,683
Other receivables	13,351,674	6,462,138
Other deposits and prepayments	60,006,141	34,789,500
Advances to suppliers	13,578,649	21,933,342
Real estate property development completed	6,775,141	1,470,241
Real estate property under development	761,871,391	710,585,316
Due from employees	20,750	51,475
Other current assets	638,047	611,403
Total current assets	1,364,650,231	1,075,045,026
Real estate properties held for lease, net	18,526,504	19,875,971
Property and equipment, net	2,980,536	2,686,946
Other long-term investment	241,648	241,648
Deferred tax assets	1,306,930	1,924,929
Other assets	2,907,777	4,190,806
TOTAL ASSETS	1,390,613,626	1,103,965,326
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	235,911,354	150,669,651
Short-term bank loans	42,949,816	108,565,993
Customer deposits	69,523,639	22,788,928
Income tax payable	69,908,624	40,895,101
Deferred tax liabilities	22,175,358	18,731,090
Other payables and accrued liabilities	50,970,495	39,162,310
Payroll and welfare payable	7,017,967	4,538,564
Current portion of long-term bank loans and other debt	129,402,796	78,395,362
Total current liabilities	627,860,049	463,746,999
Long-term bank loans	73,481,566	70,213,164
Unrecognized tax benefits	13,824,326	13,152,596
Other long-term debt	39,708,981	38,687,613
Total liabilities	754,874,922	585,800,372
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized-500,000,000; shares issued and outstanding-145,863,676 shares for 2011 (2010: 153,185,548 shares)	15,341	15,319
Treasury shares	(7,958,841)	0
Additional paid-in capital	509,713,488	507,972,627
Statutory reserves	33,579,209	27,559,300
(Accumulated deficit)/Retained earnings	19,418,841	(69,198,063)
Accumulated other comprehensive income	79,859,172	51,448,320
Total Xinyuan Real Estate Co., Ltd shareholders' equity	634,627,210	517,797,503
Non-controlling interest	1,111,494	367,451
Total equity	635,738,704	518,164,954
TOTAL LIABILITIES AND EQUITY	$ 1,390,613,626	$ 1,103,965,326

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	145,863,676	153,185,548
Common stock, shares outstanding	145,863,676	153,185,548

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Real estate sales, net of sales taxes of US$25,839,457 in 2009, US$26,373,671 in 2010 and US$ 40,278,653 in 2011 respectively	$ 673,381,593	$ 438,791,962	$ 441,337,677
Real estate lease income	2,834,080	180,891	320,458
Other revenue	11,292,523	10,998,992	7,326,359
Total revenue	687,508,196	449,971,845	448,984,494
Costs of revenue:
Cost of real estate sales	(477,140,798)	(325,706,756)	(351,436,057)
Cost of real estate lease income	(1,131,787)	(1,309,972)	(598,255)
Other costs	(9,504,214)	(7,435,828)	(7,704,968)
Total cost of revenue	(487,776,799)	(334,452,556)	(359,739,280)
Gross profit	199,731,397	115,519,289	89,245,214
Selling and distribution expenses	(16,208,559)	(10,724,040)	(11,443,008)
General and administrative expenses	(27,230,865)	(22,208,545)	(22,214,511)
Operating income	156,291,973	82,586,704	55,587,695
Interest income	5,293,920	2,218,156	2,387,985
Other (expenses)/income	0	2,381,037	(383,333)
Exchange gains	56,725	201,592	79,638
Share of income in an equity investee	0	226,579	4,402,098
Change in fair value of warrant liabilities	0	841,560	169,736
Income from operations before income taxes	161,642,618	88,455,628	62,243,819
Income taxes	(58,637,489)	(37,333,374)	(19,824,791)
Net income	103,005,129	51,122,254	42,419,028
Net loss/(income) attributable to non-controlling interest	(707,259)	17,957	0
Net income attributable to shareholders	$ 102,297,870	$ 51,140,211	$ 42,419,028
Earnings per share:
Basic (in dollars per share)	$ 0.68	$ 0.34	$ 0.28
Diluted (in dollars per share)	$ 0.68	$ 0.33	$ 0.26
Shares used in computation:
Basic (in shares)	151,314,945	152,577,960	151,252,815
Diluted (in shares)	151,314,945	155,397,355	160,871,387

CONSOLIDATED STATEMENTS OF OPERATIONS [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real estate sales taxes (in dollars)	$ 40,278,653	$ 26,373,671	$ 25,839,457

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 103,005,129	$ 51,122,254	$ 42,419,028
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,500,832	2,737,723	2,173,278
Stock-based compensation expenses	1,740,861	2,646,699	3,302,750
Deferred tax (benefit)/expense	5,892,472	10,594,874	(6,100,697)
Share of earnings in an equity interest	0	(226,579)	(4,402,098)
Remeasurement gain on pre-existing interest in an equity investee at acquisition-date fair value	0	(2,352,607)	0
Exchange gains	(56,725)	(201,592)	(79,638)
Changes in fair value of warrant liabilities	0	(841,560)	(169,736)
Changes in operating assets and liabilities:
Accounts receivable	(16,690,757)	5,860,928	(3,889,516)
Real estate property development completed	(4,033,497)	(4,095,668)	(3,609,037)
Real estate property under development	(16,555,831)	(122,656,772)	74,774,869
Advances to suppliers	9,238,112	(1,566,490)	(18,973,772)
Other receivables	(6,396,548)	4,295,664	11,949,517
Other deposits and prepayments	(22,520,849)	(8,492,221)	3,438,620
Other current assets	(348,252)	25,810,028	(685,046)
Other assets	1,356,305	109,076	1,052,211
Accounts payable	75,620,252	49,438,402	7,996,345
Customer deposits	44,438,747	11,346,685	(3,411,241)
Income tax payable	23,772,502	23,985,448	5,312,554
Other payables and accrued liabilities	9,658,015	4,550,058	12,833,400
Payroll and welfare payable	2,191,773	86,338	2,102,631
Amount due from employees	32,525	34,946	(48,488)
Accrued interest	(17,333)	(763,464)	(1,479,948)
Net cash provided by operating activities	212,827,733	51,422,170	124,505,986
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease or property and equipment	0	144,955	(182,407)
Purchase of property and equipment	(1,164,086)	(981,194)	(353,113)
Acquisition of subsidiary, net of cash acquired	0	9,268,548	0
Net cash (used in)/provided by investing activities	(1,164,086)	8,432,309	(535,520)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common shares	22	15,188	399,110
Purchase of treasury shares	(7,958,841)	0	0
Dividends to shareholders	(7,661,057)	0	0
Increase of restricted cash	(79,841,815)	(39,926,219)	17,757,959
Repayments of short-term bank loans and current portion of long-term bank loans	(174,925,760)	(171,785,111)	(182,082,837)
Proceeds from short-term bank loans and current portion of long-term bank loans	106,619,872	147,455,302	67,196,093
Repayment of long-term bank loans	(24,860,148)	(59,573,808)	(45,279,898)
Proceeds from long-term bank loans	69,953,700	178,251,735	33,666,632
Proceeds from other long-term debt	0	10,000,000	0
Repayment of other long-term debt	0	(75,000,000)	0
Repayment from related parties	0	359,685	6,380,871
Net cash used in financing activities	(118,674,027)	(10,203,228)	(101,962,070)
NET INCREASE IN CASH AND CASH EQUIVALENTS	92,989,620	49,651,251	22,008,396
Effect of exchange rate changes on cash and cash equivalents	12,902,664	5,874,430	133,074
Cash and cash equivalents, at beginning of period	213,325,871	157,800,190	135,658,720
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	319,218,155	213,325,871	157,800,190
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Incomes taxes paid	30,774,135	20,155,434	15,249,936
Total interest paid	23,429,225	24,563,386	20,982,330
SUPPLEMENTARY INFORMATION OF NON-CASH INVESTING ACTIVITES
Transfer of real estate held for lease to real estate property development completed	0	0	796,518
Non-cash repayment of other debt	$ 0	$ 30,000,000	$ 0

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Statutory Reserves [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 15,102	$ 0	$ 499,154,814	$ 13,167,418	$ 1,561,207	$ (148,365,420)	$ 36,282,854	$ 400,254,768	$ 0	$ 400,254,768
Balance (in shares) at Dec. 31, 2008	151,017,040
Exercise of share options	46	0	399,064	0	0	0	0	399,110	0	399,110
Exercise of share options (in shares)	463,892
Foreign currency translation gain	0	0	0	0	372,375	0	372,375	372,375	0	372,375
Stock-based compensation expenses	0	0	3,466,916	0	0	0	0	3,466,916	0	3,466,916
Net income	0	0	0	0	42,419,028	42,419,028	0	42,419,028	0	42,419,028
Appropriation of statutory reserves	0	0	0	11,267,500	0	(11,267,500)	0	0	0	0
Balance at Dec. 31, 2009	15,148	0	503,020,794	24,434,918	42,791,403	(117,213,892)	36,655,229	446,912,197	0	446,912,197
Balance (in shares) at Dec. 31, 2009	151,480,932
Exercise of share options	19	0	0	0	0	0	0	19	0	19
Exercise of share options (in shares)	187,734
Conversion of Forum warrants (Note 10)	152	0	2,237,824	0	0	0	0	2,237,976	0	2,237,976
Conversion of Forum warrants (Note 10) (in shares)	1,516,882
Jiantou Xinyuan United Real Estate Co., Ltd. as a result of the acquisition of subsidiary (Note 7)	0	0	0	0	0	0	0	0	385,408	385,408
Foreign currency translation gain	0	0	0	0	14,793,091	0	14,793,091	14,793,091	0	14,793,091
Stock-based compensation expenses	0	0	2,714,009	0	0	0	0	2,714,009	0	2,714,009
Net income	0	0	0	0	51,140,211	51,140,211	0	51,140,211	(17,957)	51,122,254
Appropriation of statutory reserves	0	0	0	3,124,382	0	(3,124,382)	0	0	0	0
Balance at Dec. 31, 2010	15,319	0	507,972,627	27,559,300	65,933,302	(69,198,063)	51,448,320	517,797,503	367,451	518,164,954
Balance (in shares) at Dec. 31, 2010	153,185,548
Exercise of share options	22		0	0	0	0	0	22	0	22
Exercise of share options (in shares)	221,658
Treasury share repurchases (Note 16)	0	(7,958,841)	0	0	0	0	0	(7,958,841)	0	(7,958,841)
Treasury share repurchases (Note 16) (in shares)	(7,543,530)
Foreign currency translation gain	0		0	0	28,447,636	0	28,410,852	28,410,852	36,784	28,447,636
Stock-based compensation expenses	0		1,740,861	0	0	0	0	1,740,861	0	1,740,861
Net income	0		0	0	102,297,870	102,297,870	0	102,297,870	707,259	103,005,129
Appropriation of statutory reserves	0		0	6,019,909	0	(6,019,909)	0	0	0	0
Dividends to shareholders						(7,661,057)		(7,661,057)	0	(7,661,057)
Balance at Dec. 31, 2011	$ 15,341	$ (7,958,841)	$ 509,713,488	$ 33,579,209	$ 130,745,506	$ 19,418,841	$ 79,859,172	$ 634,627,210	$ 1,111,494	$ 635,738,704
Balance (in shares) at Dec. 31, 2011	145,863,676

Background information of business and organization	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Background information of business and organization

Xinyuan Real Estate Co. Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services.

The Company’s subsidiaries as of December 31, 2011 are set out below:

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB’000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500	*	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000	*	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	*	100%	Investment holding company

Xinyuan Real Estate, Ltd. (“Xinyuan”)	Cayman Islands January 27, 2006	US$	50,000	*	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company
Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10	*	100%	Investment holding company
Xinyuan (China) Real Estate, Ltd. (“WFOE”)	The PRC April 10, 2006	US$	307,000	*	100%	Investment holding company
Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	The PRC May 19, 1997		200,000		100%	Real estate development
Henan Wanzhong Real Estate Co., Ltd.	The PRC February 6, 2005		10,000		100%	Real estate development
Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	The PRC February 9, 2006		10,000		100%	Real estate development
Shandong Xinyuan Real Estate Co., Ltd.	The PRC June 2, 2006		300,000		100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital RMB’000	Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Xinyuan Property Service Co., Ltd.	The PRC December 28, 1998	50,000	100%	Providing property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	The PRC February 17, 2004	2,000	100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	The PRC May 26, 2004	2,000	100%	Installation of intercom systems

Henan Wanzhuo Real Estate Co., Ltd.	The PRC December 14, 2011	20,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	The PRC November 24, 2006	200,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	The PRC December 7, 2006	50,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd.	The PRC January 1, 2008	200,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	The PRC December 12, 2007	220,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	The PRC November 09, 2009	50,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	The PRC November 15, 2009	50,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd.	The PRC March 4, 2008	30,000	100%	Real estate development

Beijing Heju Construction Material Co. Ltd	The PRC January 16, 2009	30,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd	The PRC January 16, 2009	30,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”) **	The PRC June 13, 2005	10,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd ***	The PRC July 7, 2006	10,000	52%	Real estate development

*	Expressed in US$’000 or HK$’000
**	Acquired on November 1, 2010, which was a formerly 45% owned equity investee
***	Owned by Jiantou Xinyuan

Equity holdings remained unchanged throughout the year ended December 31, 2011.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
2. Summary of significant accounting policies

(a) Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, and its subsidiaries (collectively, the “Group”). All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. Where there is a loss of control of a subsidiary, the consolidated financial statements include the results for the part of the reporting year during which the Group has control.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. Certain items reported in the prior year’s consolidated financial statements have been reclassified to conform to the current year’s presentation.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the consolidated financial statements. Estimates are used for, but not limited to, the selection of the useful lives of property and equipment, provision necessary for contingent liabilities, fair values, revenue recognition, taxes, budgeted costs and other similar charges. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

(c) Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other deposits and prepayments, due from employees, other receivables, long-term investments, accounts payable, customer deposits, other payables, and borrowings. The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, other deposits and prepayments, due from employees, other receivables, accounts payable, customer deposits, other payables and accrued liabilities, and short-term bank borrowings approximate their fair value due to the short term maturities of these instruments. The Group is exposed to credit risk for financial assets and its maximum amount of loss in the event of non performance by the counterparty is the recorded amount. The Group generally does not require collateral for its financial assets or liabilities, except as disclosed in Note 8.

Long-term investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The Company reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

Long-term borrowings bear a floating rate of interest. As the stated interest rate reflects the market rate, the carrying value of the bank borrowings approximates its fair value.

The Company applies Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”) for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

 ASC 820 describes three main approaches to measure the fair value of assets and liabilities: 1) market approach; 2) income approach and 3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

In accordance with ASC 820, the Company measures its warrant liability at fair value. The warrant liability is classified as Level 2 because it is valued using models utilizing market observable inputs.

During the year ended December 31, 2010, all outstanding warrants were exercised and the Company incurred a gain of US$841,560 resulting from the change in fair value. These gains are reported as a “change in fair value of warrant liability” in the accompanying consolidated statements of operations, as the warrants are not hedging instruments.

(d) Foreign currency translation

The Group’s financial information is presented in U.S. dollars. The functional currency of the Company is U.S. dollars. The functional currency of the Company’s subsidiaries is Renminbi (“RMB”), the currency of the PRC. transactions by the Company’s subsidiaries which are denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China (“PBOC”) prevailing at the dates of the transactions. Exchange gains and losses resulting from transactions denominated in a currency other than RMB are included in the consolidated statements of operations as exchange gains. The consolidated financial statements of the Company’s subsidiaries have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates as to assets and liabilities and average exchange rates as to revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

	December 31, 2009	December 31, 2010	December 31, 2011

Year end RMB: US$ exchange rate	6.8282	6.6227	6.3009
Period average RMB: US$ exchange rate	6.8311	6.7704	6.4614

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

(e) Cash and cash equivalents

The Group considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The Group maintains bank accounts in the PRC and Hong Kong. The Group does not maintain any bank accounts in the United States. Vast majority of PRC bank balances are denominated in RMB. Hong Kong bank balances are denominated in U.S. dollars.

Cash includes cash on hand and demand deposits in accounts maintained with state-owned and private banks within the PRC and Hong Kong. Total cash in banks at December 31, 2011 amounted to US$319,218,155 (December 31, 2010: US$213,325,871), of which no deposits are covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

(f) Restricted cash

The Group is required to maintain certain deposits with banks that provide mortgage loans to the Group (see Note 8) and the Group’s customers in order to purchase residential units from the Group (see Note 11). These balances are subject to withdrawal restrictions and totaled US$49,627,126 as of December 31, 2011 (December 31, 2010: US$12,118,477). As of December 31, 2011, the Group held US$93,757,218 (December 31, 2010: US$70,186,580) in its restricted cash accounts, representing funds received from loans, which were designated to finance permitted project development expenditures that are subject to approval by the lender. As of December 31, 2011, the Group also held an equivalent of US$25,000,000 in RMB in its restricted cash accounts as security for its short-term loans (see Note 8). These restricted cash deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

(g) Real estate property development completed and under development

Real estate properties consist of finished residential unit sites, commercial offices and residential unit sites under development. The Group leases the land for the residential unit sites under land use right leases with various terms from the PRC. Real estate property development completed and real estate property under development are stated at the lower of cost or fair value less selling costs.

Expenditures for land development, including cost of land use rights, deed tax, pre-development costs and engineering costs, are capitalized and allocated to development projects by the specific identification method. Costs are allocated to specific units within a project based on the ratio of the sales value of units to the estimated total sales value times the total project costs.

Costs of amenities transferred to buyers are allocated as common costs of the project that are allocated to specific units as a component of total construction costs. For amenities retained by the Group, costs in excess of the related fair value of the amenity are also treated as common costs. Results of operations of amenities retained by the Group are included in current operating results.

 In accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), real estate property development completed and under development are subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets.

When the profitability of a current project deteriorates due to a slow down in the sales pace, reduction of pricing or some other factor, this indicates that there may be a possible future loss on delivery and possible impairment in the recoverability of the assets. Accordingly, the assets of such project are subsequently reviewed for future losses and impairment by comparing the estimated future undiscounted cash flows for the project to the carrying value of such project. If the estimated future undiscounted cash flows are less than the asset’s carrying value such deficit will be charged as a future loss and the asset will then be written down to its estimated fair value.

The Company determines estimated fair value primarily by discounting the estimated future cash flows relating to the asset. In estimating the cash flows for a project, the Company uses various factors including (a) the expected pace at which the planned number of units will be sold, based on competitive market conditions, historical trends in sales pace and actual average selling prices of similar product offerings and any other long or short-term economic conditions which may impact the market in which the project is located; (b) the estimated net sales prices expected to be attained based on the current market conditions and historical price trends, as well as any estimated increases in future sales prices based upon the projected rate of unit sales, the estimated time gap between presale and expected delivery, the impact of government policies, the local and regional competitive environment, and certain external factors such as the opening of a subway line, school or factory; and (c) the expected costs to be expended in the future by the Company, including, but not limited to, construction cost, construction overhead, sales and marketing, sales taxes and interest costs.

The Company’s determination of fair value requires discounting the estimated cash flow at a rate commensurate with the inherent risk associated with the assets and related estimated cash flow. The discount rate used in determining each project’s fair value depends on the stage of development, location and other specific factors that increase or decrease the risk associated with the estimated cash flows.

For the years ended December 31, 2009, 2010 and 2011, the Group had not recognized any impairment for real estate property under development.

(h) Revenue recognition

Real estate sales are reported in accordance with the provisions of ASC 360, “Property, Plant and Equipment” and ASC 976, “Real Estate-Retail Land”.

Revenue from the sales of development properties where the construction period is 12 months or less is recognized by the full accrual method at the time of the closing of an individual unit sale. This occurs when title to or possession of the property is transferred to the buyer. A sale is not considered consummated until (a) the parties are bound by the terms of a contract, (b) all consideration has been exchanged, (c) any permanent financing of which the seller is responsible has been arranged, (d) all conditions precedent to closing have been performed, (e) the seller does not have substantial continuing involvement with the property, and (f) the usual risks and rewards of ownership have been transferred to the buyer. In addition, the buyer’s initial and continuing investment must be adequate to demonstrate a commitment to pay for the property, and the buyer’s receivable, if any, must not be subject to future subordination. Sales transactions not meeting all the conditions of the full accrual method are accounted for using the deposit method in which all costs are capitalized as incurred, and payments received from the buyer are recorded as a deposit liability.

Due to the restrictions of mortgages to second home buyers, the Group introduced seller-financed contract arrangements in the third quarter of 2011. Under these seller-financed contract arrangements, the buyer pays the purchase price for the residential unit in installment payments ranging from six months to two years with the final payment to be made 30 days prior to the delivery of the property. These contracts generally require a 10% down payment upon contract execution date, the second payment of 20% within 30 days, a third payment of 30% to 40% six months after the contract date, and the final 30% to 40% payment 30 days before delivery.

 Revenue and profit from the sale of development properties where the construction period is more than 12 months is recognized by the percentage-of-completion method on the sale of individual units when the following conditions are met:

a. Construction is beyond a preliminary stage.

b. The buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit.

c. Sufficient units have already been sold to assure that the entire property will not revert to rental property.

d. Sales prices are collectible.

e. Aggregate sales proceeds and costs can be reasonably estimated.

If any of the above criteria is not met, proceeds are accounted for as customer deposits until the criteria are met.

Under the percentage of completion method, revenues from units sold and related costs are recognized over the course of the construction period, based on the completion progress of a project. In relation to any project, revenue is determined by calculating the ratio of incurred costs, including land use rights costs and construction costs, to total estimated costs and applying that ratio to the contracted sales amounts. Cost of sales is recognized by determining the ratio of contracted sales during the period to total estimated sales value, and applying that ratio to the incurred costs. Current period amounts are calculated based on the difference between the life-to-date project totals and the previously recognized amounts.

The effect of changes to total estimated contract cost or revenues, if any, are recognized in the period in which they are determined. Revenue recognized to date in excess of amounts received from customers is classified as current assets under real estate property under development. Amounts received from customers in excess of revenue recognized to date are classified as current liabilities under customer deposits. As of December 31, 2010 and December 31, 2011, the amounts received from customers in excess of revenues recognized were US$128.5 million and US$162.0 million, respectively.

Any losses incurred or forecast to occur on real estate transactions are recognized in the period in which the loss is first anticipated.

 Real estate lease income is recognized on a straight-line basis over the terms of the tenancy agreements or the remaining life of the land use right. Depreciation cost and maintenance cost of the property are recorded as the cost of rental income.

Other revenue includes services ancillary to the Group’s real estate projects, including property management, landscaping and computer network engineering.

(i) Accounts receivable

Accounts receivable consists of balances due from customers for the sale of residential units including the billed installment payments related to the seller-financed contract (see Note 2(h)) in the PRC. In cases where the customers deposit more than 50% of the total purchase price, the Group may defer the remaining purchase price. These deferred balances are unsecured, bear no interest and are due within a year from the date of the sale.

Accounts receivable are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. As of December 31, 2010 and 2011, there was no allowance for doubtful debts.

(j) Other receivables

Other receivables consist of various cash advances to unrelated companies and individuals with which the Group has business relationships.

Other receivables are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances becomes doubtful. As of December 31, 2010 and 2011, there was no allowance for doubtful debts.

(k) Advances to suppliers

Advances to suppliers consist of balances paid to contractors and vendors for services and materials that have not been provided or received and generally relate to the development and construction of residential units in the PRC. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the services and materials become doubtful. As of December 31, 2010 and 2011, there was no allowance for doubtful debts.

(l) Customer deposits

Customer deposits consist of amounts received from customers relating to the sale of residential units in the PRC. In the PRC, customers will generally obtain financing for the purchase of their residential unit prior to the completion of the project. The lending institution will provide the funding to the Group upon the completion of the financing rather than the completion of the project. The Group receives these funds and recognizes them as a current liability until the revenue can be recognized.

(m) Other payables

Other payables consist of balances for non-construction costs with unrelated companies and individuals with which the Group has business relationships. These amounts are unsecured, non-interest bearing and generally are short term in nature.

(n) Real estate properties held for lease, net

Real estate properties held for lease are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the real estate properties held for lease are 20 years.

Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized.

(o) Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Buildings	20 years
Vehicles	5 years
Furniture and fixtures	5 years

Maintenance, repairs and minor renewals are charged directly to expense as incurred unless such expenditures extend the useful life or represent a betterment, in which case they are capitalized.

(p) Long-term investments

The Group accounts for long-term investments in equities as follows:

Where the Group has significant influence over the investee, the Group applies the equity method of accounting. The reporting dates and accounting policies of the equity investees are the same as the Group. The investments in the equity investees are stated at cost, including the Group’s share of the equity investee’s net gain or loss, less any impairment in value. The Group recognizes in its consolidated statement of operations its share of the net income of the equity investees.

Where the Group has no significant influence, the investment is classified as other long-term investment and is carried under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible. The Group periodically evaluates the carrying value of its investment under the cost method and any decline in value is included in impairment of cost of the investment.

As of December 31, 2010 and 2011, the Group had no investments under equity method of accounting. As of December 31, 2010 and 2011, the Group only has a 1.85% equity interest in a company in PRC that specializes in the real estate industry. The Group does not exercise significant influence over this investment and therefore, the Group accounts for the investment under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible.

(q) Capitalized interest

The Group capitalizes interest as a component of building construction costs in accordance with ASC 835, “Interest” (“ASC 835”).

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2009, 2010 and 2011, was as follows:

	2009	2010	2011
	US$	US$	US$
Accretion of discount from embedded derivative on Convertible Subordinated Notes	515,664	1,045,763	—
Accretion of discount arising from embedded derivative on Senior Floating Rate Notes	1,214,301	302,743	—
Amortization of issuance cost related to other long term debt	1,445,191	1,044,284	319,779
Accretion of discount arising from warrants on Senior Floating Rate Notes	2,487,069	620,064	—
Accretion of discount arising from warrants on Guaranteed Senior Secured Note	—	730,348	1,021,368
Put option contingency expenses	5,000,000	—	—
Interest on borrowings	24,137,852	26,444,942	25,174,427

Total interest costs	34,800,077	30,188,144	26,515,574
Less: total interest costs capitalized	(34,800,077)	(30,188,144)	(26,515,574)

Interest expense, net	—	—	—

(r) Retirement benefits

Regulations in the PRC require the Group to contribute to a defined contribution retirement plan for all permanent employees. Pursuant to the mandatory requirement from the local authority in the PRC, the retirement pension insurance, unemployment insurance, health insurance and housing fund were established for the employees during the term they are employed. For the years ended December 31, 2009, 2010 and 2011, the level of contribution to these funds for each employee was determined at 41% of their average salary determined by the Social Welfare Bureau. For the year ended December 31, 2011, the Group recorded expense in the amount of US$1,783,144 (2010: US$1,397,426; 2009: US$935,791)

(s) Distribution of earnings and reserve fund

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiaries. The earnings reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries. In accordance with the PRC Company Law, the PRC subsidiaries are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory surplus reserve (the “SSR”) until such reserve reaches 50% of the registered capital of the subsidiaries. Subject to certain restrictions set out in the PRC Company Law, the SSR may be distributed to stockholders in the form of share bonus issues to increase share capital, provided that the remaining balance after the capitalization is not less than 25% of the registered capital.

(t) Income taxes

The Group accounts for income tax using the balance sheet method. Deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as unutilized net operating losses. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Group is able to realize their benefits, or that future utilization is uncertain. The Company assesses its need for valuation allowances by tax reporting unit by jurisdiction. Generally, each of the Company’s reportable operating segments is organized in a separate tax reporting unit in a single tax jurisdiction.

Interest and penalties arising from underpayment of income taxes is recognized according to the relevant tax law. The amount of interest expense to be recognized is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest recognized in accordance with ASC 740-10, “Income Tax” (“ASC 740-10”) is classified in the consolidated financial statements as interest expense, while penalties recognized in accordance with this Interpretation are classified in the consolidated financial statements as other expenses.

In accordance with the provisions of ASC 740-10, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return’s position or future tax position is “more likely than not” to prevail (defined as a likelihood of more than fifty percent of being sustained upon audit, based on the technical merits of the tax position). Tax positions that meet the “more likely than not” threshold are measured (using a probability weighted approach) at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, certain changes and/or developments with respect to audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are appropriately recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

(u) Land Appreciation Tax (“LAT”)

In accordance with the relevant taxation laws for real estate companies of the provinces in which the subsidiaries operate in the PRC, the local tax authorities levy LAT based on progressive rates ranging from 30% to 60% on the appreciation of land value, being the proceeds of sales of properties less deductible expenditures, including borrowing costs and all property development expenditures. LAT is prepaid on customer deposits and is expensed when the related revenue is recognized, as explained at Note 2 (h).

(v) Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Group’s only components of comprehensive income during the years ended December 31, 2009, 2010 and 2011 were net income and the foreign currency translation adjustment.

(w) Advertising and promotion expenses

Advertising and promotion costs are expensed as incurred, or the first time the activity takes place, in accordance with ASC 720-35, “Advertising Costs”. For the year ended December 31, 2011, the Group recorded advertising and promotion expenses of US$13,767,135 (2009: US$8,696,895; 2010: US$9,117,423)

(x) Leases

In accordance with ASC 840, “Leases”, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

The Group has no capital leases for any of the periods stated herein. For the year ended December 31, 2011, the Group recorded lease expenses of US$2,148,169 (2010: US$1,653,781; 2009: US$1,778,052)

(y) Property warranty

The Company and its subsidiaries provide customers with warranties which cover major defects of building structure and certain fittings and facilities of properties sold as stipulated in the relevant sales contracts. The warranty period varies from two months to three years, depending on different property components the warranty covers.

The Group regularly estimates potential costs for materials and labor with regard to warranty-type claims expected to be incurred subsequent to the delivery of a property. Reserves are determined based on historical data and trends with respect to similar property types and geographical areas. The Group regularly monitors the warranty reserve and makes adjustments to its pre-existing warranties, if any, in order to reflect changes in trends and historical data as information becomes available. The Group may seek recourse against its contractors or any related third parties if it can be demonstrated they are at fault. In addition, the Group withholds up to 5% of the contract cost from sub-contractors for periods of 2 to 5 years. These amounts are included in current liabilities, and are only paid to the extent that there has been no warranty claim against the Group relating to the work performed or materials supplied by the subcontractors. For the years ended December 31, 2009, 2010 and 2011, the Group had not recognized any warranty liability or incurred any warranty costs in excess of the amount retained from subcontractors.

(z) Earnings per share

Earnings per share is calculated in accordance with ASC 260, “Earnings Per Share”. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common shares issuable upon the conversion of the convertible, redeemable preference shares were included in both basic and diluted earnings per common share computation for the period during which they were outstanding, as they are considered participating securities. Contingent exercise price resets are accounted for in a manner similar to contingently issuable shares.

Common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. The nonvested shares granted with performance condition are excluded in the computation of diluted EPS unless the options are dilutive and unless their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

(aa) Treasury Shares

The Company accounted for those shares repurchase as Treasury Shares at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Shares, and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury shares, the difference between the original issuance price and the repurchase price is debited into retained earnings.

On May 26, 2011, the Board of Directors unanimously authorized management to repurchase up to US$10 million of the Company’s ADSs (“Share Repurchase Plan”) within 12 months of the approval date. The Board of Directors also agreed to review the Company’s share repurchase program periodically, and to adjust the amount authorized for repurchase as necessary. During 2011, the Company has repurchased 3,771,765ADSs (7,543,530 common shares) under this plan for a consideration of US$8.0 million.

(ab) Convertible subordinated notes

On April 13, 2007, the Company issued 2% Convertible subordinated notes due 2012 (the “Convertible Notes”) with an aggregate principal amount of US$25 million. The holder had the right, at such holder’s option, to convert the principal amount of the Convertible Notes, or any portion of such principal amount which was a multiple of US$100,000, into fully paid and non-assessable common shares (as such shares were then constituted) at the conversion price in effect at such time. On April 15, 2010, the Company paid in full the outstanding principal amount of, and accrued and unpaid interest on, the Convertible Notes. The put option interest of about US$5.0 million was also paid to the bondholder pursuant to mutual agreement. See Note 10 for a discussion of the put option.

The Convertible Notes, net of the contingent interest feature, were accreted to their face amount at maturity using the effective interest method. Since a qualifying IPO occurred prior to April 2, 2012, the debt amount, including any unamortized debt discount on the Convertible Notes could be immediately credited to equity upon conversion.

On April 15, 2010, upon mutual agreement with the holder of the Convertible Notes, the holder exercised its option to demand that the Company repurchase the Convertible Notes, for cash, at a repurchase price of 120% of the principal amount, plus accrued and unpaid interest. As such, the Company paid in full the outstanding principal amount of, and accrued and unpaid interest on, the Convertible Notes. The remaining 20% principal amount, which was accrued for as put option contingency expense as of December 31, 2009 amounting to US$5.0 million was also paid to the holder pursuant to the mutual agreement (see Note 10).

(ac) Senior Floating Rate Notes and Warrants

On April 13, 2007, the Company issued Senior Floating Rate Notes due 2010 (the “FRNs”) with a par value of US$100,000 with an aggregate principal amount of US$75 million and detachable warrants to subscribe for common shares (the “FRN Warrants”). On April 15, 2010, the Company paid in full the outstanding principal amount of, and accrued and unpaid interest on, the floating rate notes. The outstanding warrants to purchase common shares originally issued with the floating rate notes expired upon the maturity of the notes.

Given that the FRNs were debt in their legal form, they were classified as other long-term debt. According to ASC 815-40-25, “Contracts in Equity’s Own Equity” (“ASC 815-40-25”), the portion of the proceeds of debt securities issued with detachable stock purchase warrants that is allocable to the warrants were accounted for as a derivative liability associated with other long-term debt. The allocation is based on the relative fair value of the two securities at time of issuance. Any resulting discount or premium on the debt securities was accounted for as such.

FRNs

According to the terms of the FRNs, the Company could have repurchased or redeemed in cash the FRNs on the third anniversary of the issuance date at the price equal to 100% of the principal amount, and if no qualifying IPO had occurred on or prior to the expiration of 30 months after their issuance, the repurchase price would be equal to 112% of the principal amount plus accrued but unpaid interest. Hence, the additional premium was indexed to the Qualifying IPO, which is not considered clearly and closely related to the economic characteristics of the debt host. Accordingly, the premium was considered an embedded derivative that has been bifurcated from the FRNs and valued separately.

FRN Warrants

One FRN with par value of US$100,000 attached with one warrant was called one unit, and one unit was issued at the price of US$100,000. Therefore, a total of 750 units were issued. Upon issuance, the FRN Warrants were immediately separable and detachable. Each FRN Warrant entitled the holder to purchase 7,142 common shares at US$5.60 per share.

The FRN Warrants were initially recorded as a derivative liability associated with long-term debt at a fair value of US$7,359,000 and expired in April 2010 (December 31, 2009: US$264). The fair value was determined by utilizing the Black-Scholes model. The proceeds, net of the portion allocated to the warrants, were allocated to the FRNs, which was accreted to its face amount at maturity using the effective interest method. The accretion amount was recognized as interest expense.

(ad) Guaranteed Senior Secured Note and Warrants

On April 15, 2010, the Company entered into a Securities Purchase Agreement (the “Forum agreement”) with Forum Asian Realty Income II, L.P. (the “Forum”), pursuant to which the Company agreed to issue to Forum: (i) a guaranteed senior secured note in the aggregate principal amount of US$40,000,000 due April 15, 2013 (the “Secured Note”) and (ii) warrants to purchase up to 1,516,882 common shares of the Company (the “Forum Warrants”) (see Note 10).

Given that the Secured Note is debt in its legal form, it has been classified as other long-term debt. According to ASC 815-40-25, the portion of the proceeds of debt securities issued with detachable stock purchase warrants that is allocable to the warrants are accounted for as a derivative liability associated with other long-term debt. The allocation is based on the relative fair value of the two securities at time of issuance. Any resulting discount or premium on the debt securities is accounted for as such.

Secured Note

The Secured Note bears interest at 15.6% per annum payable semi-annually. The Note has a three-year term maturing on April 15, 2013. It is subject to events of defaults customary for senior secured notes. It is guaranteed by the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Victory Good Development Limited, South Glory International Limited and Elite Quest Holdings Limited. The Secured Note is secured by a first priority security interest in the assets of the Company and its subsidiaries located outside of the People’s Republic of China and, subject to approval and registration with the relevant governmental authorities, a pledge of the shares of Xinyuan (China) Real Estate Co., Ltd., a wholly foreign-owned limited liability company organized under the laws of the PRC, and a negative pledge of certain of Xinyuan (China) Real Estate Co., Ltd.’s assets.

Forum Warrants

The Forum Warrants grant Forum the right to acquire 1,516,882 common shares at an exercise price of US$0.01 per share, subject to anti-dilution adjustments only in the event of a stock-split or similar reclassification of the Company’s capital stock.

The Forum Warrants were initially recorded as a derivative liability associated with long-term debt at a fair value of US$3,049,509. The fair value was determined by utilizing the Black-Scholes model. The proceeds, net of the portion allocated to the warrants, were allocated to the Secured Note, which were accreted to its face amount at maturity using the effective interest method. The accretion amount was recognized as interest expense.

On May 12, 2010, Forum exercised the warrants to purchase 1,512,882 common shares at the price of US$0.01 per share (see Note 10).

(ae) Debt Issuance Costs

Debt issuance costs are capitalized and amortized over the life of the loan to which they relate using the effective interest method.

(af) Effect of change in estimate

Revisions in estimated gross profit margins related to percentage of completion revenues are made in the period in which circumstances requiring the revisions become known. During the year ended December 31, 2011, nine real estate development projects (Chengdu Xinyuan Splendid I, Chengdu Xinyuan Splendid II, Suzhou International City Garden, Shandong International City Garden, Kunshan International City Garden, Henan Colorful Garden, Henan Modern City, Xuzhou Colorful Garden, Zhengzhou Yipin Xiangshan), which recognized gross profits in 2010, had changes in their estimated gross profit margins. As of December 31, 2011, each of these projects has a percentage of completion at 68% or more. As the gross floor area sales and the selling price showed a rising trend during the year ended December 31, 2011, the Company revised upwards its prior estimates related to selling prices and total estimated sales values, which lead to a decrease of the percentage sold and thus a decrease in the recognized costs. As a result of the changes in gross profit, net income and basic and diluted earnings per share increased by US$11.2 million (2010:US$11.7 million), US$8.4 million (2010: US$9.7 million), US$0.06 per share (2010: US$0.06 per share) and US$0.06 per share (2010: US$0.06 per share), respectively, for the year ended December 31, 2011.

In the third quarter of 2010, the Company found that certain of its contracted buyers for the Kunshan International City Garden project were not able to secure mortgages at terms and amounts foreseen at the time of contract execution, resulting from the government issued new mandates on housing policy affecting the availability of mortgage financing in 2010. As a result, the Company reversed contracted sales amounts of US$42.8 million related to sales contracts of 348 apartments when determining revenue to be recognized under the percentage of completion method (see Note 2h for further detail). The Company took the position that contracts that were not clearly executable under prevailing government policies were not recognized as revenue under the percentage of completion method. The reversals, which represented 12.0% of all contract sales from inception through December 31, 2010 for Kunshan, reduced revenue by US$31.5 million under the percentage of completion method for the year ended December 31, 2010. As a result of the change, net income and basic and diluted earnings per share decreased by US$5.5 million, US$0.04 per share and US$0.04 per share, respectively, for the year ended December 31, 2010. For the year ended December 31, 2011, the Company reversed contracted sales amounts of US$4.0 million related to sales contracts of 28 apartments, which reduced revenue byUS$3.6 million. In all of other projects throughout China, where over 90% of buyers are owner occupiers and not investors, there is no significant mortgage availability problem and, thus, no reversals have been recorded.

(ag) Share-based compensation

The Group has adopted ASC 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees, such as restricted shares or stock options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, which is generally the vesting period. The Company issues new shares to employees when options are exercised.

For options granted with performance condition, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the nonvested shares granted.

(ah) Recent accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge U.S. GAAP and International Financial Reporting Standards requirements for measuring amounts at fair value as well as disclosures about these measurements. Many of the amendments in ASU 2011-04 clarify existing concepts and are generally not expected to result in significant changes to how many entities currently apply the fair value principles. In certain instances, however, the FASB changed a principle to achieve convergence, and while limited, these amendments have the potential to significantly change practice for some entities. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. The Group does not expect that the adoption of ASU 2011-04 will have a material impact to the Group’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB issued ASU 2011- 12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. The Group does not expect that the adoption of both ASU 2011-05 and ASU 2011-12 will have a material impact to the Group’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350) Testing Goodwill for Impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for non-public entities, have not yet been made available for issuance. The Group does not expect that the adoption of ASU 2011-08 will have a material impact on the Group’s consolidated financial statements.

Real estate property development completed and under development	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation Disclosure [Text Block]

3. Real estate property development completed and under development

The following summarizes the components of real estate property completed and under development at December 31, 2010 and 2011:

	December 31, 2010	December 31, 2011
	US$	US$
Development completed:
Zhengzhou Xinyuan Splendid 1A	226,091	101,009
Zhengzhou Xinyuan Splendid 3A3B3C	52,642	—
Zhengzhou Commercial Plaza	10,061	10,574
Suzhou Lake Splendid	440,071	363,548
Suzhou Colorful Garden	384,353	401,592
Jinan City Family	31,233	—
Hefei Wangjiang Garden	325,790	290,699
Zhengzhou Xinyuan Colorful Garden	—	4,929,264
Jinan International City Garden	—	678,455
Real estate property development completed	1,470,241	6,775,141

Under development:
Current:
Suzhou International City Garden	135,511,818	119,484,041
Xuzhou Colorful Garden	46,241,852	38,471,017
Zhengzhou Xinyuan Colorful Garden	46,646,119	—
Zhengzhou Modern City	81,727,603	60,299,157
Zhengzhou Century East A	23,851,265	36,226,170
Zhengzhou Century East B	64,158,671	104,832,456
Zhengzhou Royal Place	78,163,709	103,516,481
Jinan International City Garden	5,220,378	—
Jinan Xinyuan Splendid	204,066,031	302,470,861
Kunshan International City Garden	162,449,821	126,205,482
Chengdu Xinyuan Splendid I	68,528,161	29,109,213
Chengdu Xinyuan Splendid II	94,017,899	92,164,170
Zhengzhou Yipin Xiangshan I	14,491,672	4,487,385
Zhengzhou Yipin Xiangshan II	53,934,244	96,222,612
Xuzhou New land	—	38,415,147
Zhengzhou New Land	—	92,486,788
	1,079,009,243	1,244,390,980
Profit recognized	142,628,524	239,583,913
Less: progress billings (see Note 11)	(511,052,451)	(722,103,502)
Real estate property under development—current	710,585,316	761,871,391

Real estate property under development—non-current	—	—

Total real estate property under development	710,585,316	761,871,391

Total real estate property development completed and under development	712,055,557	768,646,532

As of December 31, 2011, land use rights included in the real estate properties under development totaled US$558,104,645 (2010: US$590,215,527).

As of December 31, 2011, real estate properties under development with an aggregate net book value of US$265,921,670 (2010: US$ 397,692,383) were pledged as collateral for certain bank loans.

Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2011
Real Estate Properties Held For Lease Net [Abstract]
Real Estate Properties Held For Lease Net [Text Block]

4. Real estate properties held for lease, net

	December 31, 2010	December 31, 2011
	US$	US$
Elementary schools	3,220,565	3,385,046
Basement Parking	1,828,580	1,921,969
Kindergartens	3,554,399	3,555,371
Parking facilities	11,389,501	11,970,594
Clubhouses	3,901,167	3,125,133

Total costs	23,894,212	23,958,113

Accumulated depreciation	(4,018,241)	(5,431,609)

Real estate properties held for lease, net	19,875,971	18,526,504

Depreciation expense for year ended December 31, 2011 amounted to US$1,285,497 (2009: US$498,356; 2010: US$1,218,126).

As of December 31, 2010 and 2011, no real estate properties held for lease were pledged as collateral for certain bank loans.

As of December 31, 2011, minimum future rental income on non-cancellable leases, in aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Amount
Year	US$
2012	1,017,279
2013	1,023,628
2014	1,026,802
2015	1,028,323
2016	1,005,117
Thereafter	29,065,596

Total	34,166,745

Property and equipment, net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. Property and equipment, net

Property and equipment consisted of the following:

	December 31, 2010	December 31, 2011
	US$	US$
Buildings and improvements	636,749	1,126,014
Vehicles	2,145,381	3,205,983
Furniture and fixtures	2,898,854	2,720,664

Total	5,680,984	7,052,661

Accumulated depreciation	(2,994,038)	(4,072,125)

Property and equipment, net	2,686,946	2,980,536

Depreciation expense for the year ended December 31, 2011 amounted to US$888,314 (2009: US$801,553; 2010: US$1,138,887).

Other long-term investment	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

6. Other long-term investment

As of December 31, 2010 and 2011, the other long-term investment that was accounted for at cost consisted of the following:

Investee	Initial Cost	Ownership	December 31, 2010	December 31, 2011
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648

For the years ended December 31, 2009, 2010 and 2011 the Group recognized no investment profit or loss. As of December 31, 2010 and 2011, management noted no indicators of impairment related to this investment.

Acquisition of Jiantou Xinyuan	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

7. Acquisition of Jiantou Xinyuan

On September 30, 2009, Xinyuan’s wholly owned subsidiary, Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”), signed an agreement to acquire the remaining 55% equity interest in Jiantou Xinyuan it did not currently own to expand its portfolio of real estate projects. As a result, Xinyuan became the sole shareholder of Jiantou Xinyuan. Jiantou Xinyuan was a joint venture among Zhengzhou General Construction Investment Company (“Jiantou Construction”), which held 50% of Jiantou Xinyuan’s registered capital; Zhengzhou Jiantou Project Consulting Co., Ltd. (“Engineering Consulting Company”), which held 5% of Jiantou Xinyuan’s registered capital; and Henan Xinyuan, which held 45% of Jiantou Xinyuan’s registered capital.

The acquisition was completed on November 1, 2010 and the purchase price was US$4.4 million (RMB29.2 million) in cash on the date of acquisition. As the Company formerly own 45% equity interest of Jiantou Xinyuan, Jiantou Xinyuan had been accounted for as an equity method until November 1, 2010, the date Jiantou Xinyuan became a wholly-owned subsidiary. The results of Jiantou Xinyuan have been included in the Company’s consolidated financial statements since November 1, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on November 1, 2010.

US$

Total purchase price	4,362,647
Fair value of 48% non-controlling interest of Jiantou Xinyuan United Real Estate Co., Ltd.	382,008
Fair value of 45% equity interests of Xinyuan Jiantou owned by the Company	3,569,438
Debt assumed	13,904,255
Total purchase consideration	22,218,348

Net identifiable assets acquired:
Cash and cash equivalents	13,744,581
Trade accounts receivables	1,634,674
Real estate property development completed	708,388
Real estate property under development	66,888,076
Other currents assets	11,239,770
Other assets	184,736
Current liabilities	(67,393,903)
Deferred tax liabilities	(4,787,974)
Net assets acquired	22,218,348

Jiantou Xinyuan owns a 52% equity interest in Jiantou Xinyuan United Real Estate Co., Ltd. and the remaining 48% equity interest belongs to one third party.

There was no project under construction or for sale, or any land in possession of Jiantou Xinyuan United Real Estate Co., Ltd., the fair value of Jiantou Xinyuan United Real Estate Co., Ltd. approximated the net book value of assets. As a result, the fair value of the non-controlling interest was the Company’s proportionate share of the net book assets of Jiantou Xinyuan United Real Estate Co., Ltd. as of the acquisition date. The fair value of 45% equity interest of Jiantou Xinyuan owned by the Company was derived from the total purchase price of Jiantou Xinyuan’s 55% equity interest. The fair values of the real estate properties were determined with the assistant of an independent value. The fair value was determined based on an independent valuation using the market value approach, based on current market transactions and other market data.

As part of the purchase of Jiantou Xinyuan, the Company recognized a gain on the remeasurement of its previously held 45% interest in Jiantou Xinyuan amounting to US$2.4 million, reported as “other income” in the Statements of Operations for the year ended December 31, 2010.

The amount of revenue and net loss of Jiantou Xinyuan included in the Company’s consolidated statement of operations for the period from November 1, 2010, the acquisition date, to December 31, 2010 are as follows:

US$

Revenue	3,113,794
Cost of revenue	4,634,247
Gross loss	(1,520,453)
Net loss	(684,406)

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the years ended December 31, 2009 and 2010 are presented as if the acquisition had occurred at the beginning of the period presented. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	Year Ended December 31, 2009	Year Ended December 31, 2010
	US$ (unaudited)	US$ (unaudited)
Revenue	539,521,141	496,133,731
Cost of revenue	415,989,008	371,259,719
Gross profit	123,532,133	124,874,012
Operating expenses	37,617,411	35,006,046
Net income (loss)	51,173,363	47,057,512
Earnings per diluted shares	0.31	0.31

Jiantou Xinyuan was a 45% equity investee through November 1, 2010 at which time Henan Xinyuan acquired the remaining 55% equity interest making Jiantou Xinyuan a 100% owned subsidiary of Xinyuan. At December 31, 2009, the carrying value of the investment in the equity of Jiantou Xinyuan as US$868,084 with an initial cost of US$569,296.

For the year ended December 31, 2009, the investee recognized earnings of US$9,786,450. The Group’s share of the income of the equity investee was US$ 4,402,098. For the period from January 1, 2010 to November 1, 2010, the investee recognized losses of US$336,010. The Group’s share of the income of the equity investee was US$226,579 in 2010. No dividends were declared in 2010 and 2011.

Jiantou Xinyuan developed one project which is excluded from the Group’s interest. Losses from this project included in the amounts above were US$nil in 2011 (2009 losses: US$ nil; 2010 losses: US$651,594).

Short-term bank loans	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

8. Short-term bank loans

Short term bank loans represent amounts due to various banks and are due on the dates indicated below. These loans generally can be renewed with the banks. Short term bank loans at December 31, 2010 and 2011 consisted of the following:

	December 31,	December 31,
	2010	2011
	US$	US$

Loan from China Agriculture Bank
Due July 13, 2011, at 5.40% per annum	2,868,921	—
Due June 1, 2011, at 5.31% per annum	7,549,791	—
Due December 20, 2011, at 5.40% per annum	7,549,791	—
Due July 5, 2012, at 6.56% per annum	—	6,348,299
Due July 13, 2012, at 6.56% per annum	—	809,408
	17,968,503	7,157,707

Loan from Bank of Jiangsu
Due December 24, 2012, at 6.65% per annum (2010: 5.40%)*	15,099,582	10,792,109
	15,099,582	10,792,109

Loan from Zhongrong International Trust Co., Ltd	37,748,954	—
Due April 16, 2011, at 5.61% per annum	37,748,954	—
Due April 21, 2011, at 5.61% per annum	75,497,908	—

Loan from ICBC	—	15,000,000
Due May 18, 2012, at 3.00% plus LIBOR**	—	10,000,000
Due September 28, 2012, at 3.50% plus LIBOR**	—	25,000,000

Total short-term bank loans	108,565,993	42,949,816

* Pursuant to the loan contract with Bank of Jiangsu, the Group has an obligation to repay the loan on demand if required by the Bank. Therefore, the loan from Bank of Jiangsu has been classified as short-term as of December 31, 2010.

**Pursuant to the loan contract with ICBC, these two short-term loans from ICBC, amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of the equivalent amounts denominated in RMB. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2011.

As of December 31, 2011, except for the two US$ denominated loans from ICBC amounting to US$15.0 million and US$10.0 million, respectively, all of the Group’s short term bank loans are denominated in RMB and are mainly secured by the Group’s real estate properties under development with net book value of US$40,725,321 (December 31, 2010: US$96,411,414).

The weighted average interest rate on short-term bank loans as of December 31, 2011 was 5.03% (December 31, 2010: 5.54%).

Long-term bank loans	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

9. Long-term bank loans

Long-term bank loans as of December 31, 2010 and 2011 consisted of the following:

	December 31, 2010	December 31, 2011
	US$	US$
Loan from ICBC
Due November 2, 2013 at 6.65% per annum (2010: 5.60%)	7,549,791	7,935,374
Due October 18, 2013 at 6.40% per annum	—	39,676,872
Due November 1, 2013 at 7.98% per annum	—	28,567,348
	7,549,791	76,179,594
Loan from China Agriculture Bank
Due March 2, 2012, at 5.40% per annum	19,629,456	—
Due June 1, 2012, at 5.40% per annum	10,569,707	—
Due February 10, 2013, at 6.32% per annum (2010: 5.13%)	41,976,836	158,708
Due February 10, 2013, at 6.32% per annum (2010: 5.32%)	29,293,189	30,789,252
Due February 10, 2013 at 6.32% per annum	—	3,174,150
Due February 10, 2013 at 6.65% per annum	—	1,269,660
Due April 23, 2013, at 6.32% per annum (2010: 5.13%)	12,683,648	13,331,429
Due May 5, 2013, at 6.65% per annum (2010: 5.60%)	15,099,582	12,855,306
Due May 19, 2013, at 6.32% per annum (2010: 5.13%)	11,475,684	12,061,769
	140,728,102	73,640,274

Loan from Guangdong Development Bank
Due January 19, 2013, at 5.85% per annum	—	12,696,599
Due January 24, 2013, at 6.65% per annum	—	2,539,320
Due June 28, 2013, at 7.32% per annum	—	7,935,374
Due June 30, 2013, at 7.32% per annum	—	2,698,027
	—	25,869,320

Loan from Bank of China
Due May 26, 2013, at 7.65% per annum	—	21,425,511
	—	21,425,511

Loan from Bank of Communications
Due March 1, 2013, at 6.65% per annum	—	5,456,363
	—	5,456,363

Total	148,277,893	202,571,062

Less: current portion of long term bank loans*	(78,064,729)	(129,089,496)

Total long-term bank loans	70,213,164	73,481,566

* Pursuant to the loan contracts, the Group has an obligation to repay the loan in advance if certain sales ratios on real estate property under development that the loan is funding are achieved. Therefore, these loans have been classified as current portion of long-term bank loans as of December 31, 2010 and 2011.

As of December 31, 2011, the contractual maturities of all long term loans were due in 2013. There are no loans with contractual maturities extending past December 31, 2013.

As of December 31, 2011, the Group’s long term bank loans are all denominated in RMB and are mainly secured by the Group’s real estate properties under development with net book value of US$225,196,349 (December 31, 2010: US$301,280,969).

The interest rates of these bank loans are adjustable based on the range of 95% to 120% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2011 was 6.78% (December 31, 2010: 5.29%).

Other long-term debt	12 Months Ended
Dec. 31, 2011
Other Long Term Debt and Warrant Liability [Abstract]
Other Long-Term Debt and Warrant Liability Disclosure [Text Block]

10. Other long-term debt

As of December 31, 2010 and 2011, other long term debt consisted of the following:

	December 31, 2010	December 31, 2011
	US$	US$
Guaranteed senior secured note due in April 15, 2013 at 15.6%	40,000,000	40,000,000

Total principal of other long-term debt	40,000,000	40,000,000
Less: Unaccreted discount from embedded derivative and warrants	(2,333,754)	(1,312,386)
Accrued interest	1,352,000	1,334,667

Total	39,018,246	40,022,281
Less: current portion	(330,633)	(313,300)

Total other long-term debt	38,687,613	39,708,981

Convertible Subordinated Notes

On April 13, 2007, the Company issued the Convertible Notes with an aggregate principal amount of US$25 million bearing a 2% interest rate and due on April 15, 2012. On April 15, 2010, the Company paid in full the outstanding principal amount of, and accrued and unpaid interest on, the Convertible Notes. The put option interest related to the Convertible Notes of about US$5.0 million was also paid to the bondholder pursuant to mutual agreement.

The holder had the right, at such holder’s option at any time prior to April 9, 2012 (the “Conversion Period”), to convert the principal amount of the Convertible Notes, or any portion of such principal amount which is a multiple of US$100,000, into fully paid and non-assessable common shares (as such shares shall then be constituted) at the conversion price in effect at such time. The holder of the Convertible Notes also had the right, at such holder’s option, on June 15, 2010 to demand that the Company repurchase the Convertible Notes, for cash, at a repurchase price of 120% of the principal amount, plus accrued and unpaid interest, unless the Company had called the notes for redemption due to a change in tax law or regulations. In the event of a change in tax law, regulations or official interpretations thereof that would require the Company to pay additional amounts as specified in the indenture, the Company had the right, at its option, at any time prior to October 15, 2010 to repurchase the Convertible Notes for cash at a repurchase price of 100% of the principal amount, plus accrued and unpaid interest or any such additional amounts. The holder had a right, at its option, to demand that the Company repurchase the Convertible Notes for cash at a repurchase price of 100% of the principal amount, plus accrued and unpaid interest, upon the termination of the listing of the common shares on US national stock exchange or a fundamental change, including a merger, tender offer, or exchange offer, as a result of which the common shares represented the right to acquire, were converted into, or exchanged for any consideration or assets other than securities traded on a US national stock exchange.

In addition, if there were certain events, such as the Company granting its shareholders the right to purchase common shares at a relatively low price, or distributing a dividend (in excess of 5% of the fair value of the common shares), the Convertible Notes could have been surrendered for conversion at any time on and after the date that the Company gave notice to the holder of such transactions.

The conversion price was set such that each US$100,000 principal amount of the notes was convertible into 38,388 shares of the Company’s common shares (US$2.6049 per share at inception) and was adjustable from time to time for anti-dilutive purposes.

The contingent interest feature was an embedded derivative in accordance with ASC 815-10-15, “Derivatives and Hedging” (“ASC 815-10-15”). Therefore, it was initially recorded as a derivative liability associated with long-term debt at fair value of US$2,543,000 and the fair value at December 31, 2007 became zero because the IPO in December 2007 invalidated the contingent interest feature embedded in the notes.

The Company evaluated and determined that there were no other embedded derivative requiring bifurcation from the Convertible Notes under the requirements of ASC 815-10-15. The conversion option was not considered a derivative for purposes of ASC 815-10-15 in accordance with EITF 00-19 (“ASC 815-40-25”). The embedded contingent put, contingent call and the repurchase option did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the Convertible Notes.

The Convertible Notes were subject to various restrictive covenants, including restrictions on the Company’s ability to incur additional debt or guarantees, make restricted payments, payment of dividends or distributions on capital stock, repurchase of capital stock, payment of subordinated indebtedness, settlement of intercompany loans or advances, sales or transfers of properties or assets, sales of capital stock, enter into non-ordinary course business transactions, make investments, merge or consolidate with another company and engage in any business other than related businesses.

On April 15, 2010, upon mutual agreement with the holder of the Convertible Notes, the holder exercised its option to demand that the Company repurchase the Convertible Notes, for cash, at a repurchase price of 120% of the principal amount, plus a accrued and unpaid interest. As such, the Company paid in full the outstanding principal amount of, and accrued and unpaid interest on, the Convertible Notes. The remaining 20% principal amount, which was accrued for as put option contingency expense as of December 31, 2009 amounting to US$5.0 million, was also paid to the holder pursuant to the mutual agreement (see Note 10).

Senior Floating Rate Notes and Warrants

On April 13, 2007, the Company issued the FRNs with an aggregate principal amount of US$75 million and detachable warrants to subscribe for common shares. On April 15, 2010, the Company paid in full the outstanding principal amount of, and accrued and unpaid interest on, the floating rate notes. The outstanding warrants to purchase common shares originally issued with the floating rate notes expired upon the maturity of the notes, of which the fair value was US$264 as of December 31, 2009. The FRNs bore interest at 6-month LIBOR (with the LIBOR rate reset semi-annually) plus 6.80%, payable semi-annually in arrears. The FRNs were to be repurchased or redeemed by the Company in cash on the third anniversary of the issuance date at the price equal to 100% of the principal amount plus accrued but unpaid interest.

In connection with the FRNs, a total of 750 FRN Warrants were issued. The FRN Warrants entitled the holders to purchase 7,142 common shares at US$5.60 per share. The expiration date of the FRN Warrants was 3 years after the date of issuance. The fair value of the FRN Warrants was evaluated quarterly using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

As of December 31, 2009
Average risk-free rate of return	1.16%
Expected term	0.28 years
Volatility rate	49.0%
Dividend yield	0%

The risk-free rate for periods within the expected life of the FRN Warrants was based on the implied yield rates of China International Bond denominated in US$ as of the valuation date. The expected life of the FRN Warrants represents the period of time the granted warrants were expected to be outstanding. As of December 31, 2009, the Company had not paid dividends in the past nor did it expect to pay dividends in the foreseeable future. Because the Company lacked sufficient trading history, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in similar business.

The embedded derivative associated with the FRNs was initially recorded as a derivative liability associated with long-term debt at fair value of US$3,593,000 and the fair value at December 31, 2007 became zero because the IPO in December 2007 invalidated the contingent maturity redemption feature embedded in the FRNs. The FRNs were subject to various restrictive covenants, including restrictions on the Company’s ability to incur additional debt or guarantees, make restricted payments, payment of dividends or distributions on capital stock, repurchase of capital stock, payment of subordinated indebtedness, settlement of intercompany loans or advances, sales or transfers of properties or assets, sales of capital stock, enter into non-ordinary course business transactions, make investments, merge or consolidate with another company and engage in any business other than related businesses.

Guaranteed Senior Secured Note and Warrants

On April 15, 2010, the Company issued the Secured Note to Forum with an aggregate principal amount of US$40 million and detachable warrants to subscribe for common shares. The Secured Note bears interest at15.6% per annum payable semi-annually. The Note has a three-year term maturing on April 15, 2013. It is subject to events of defaults customary for senior secured notes.

In connection with the Secured Note, Forum Warrants were issued. The Forum Warrants entitled the holder to purchase 1,516,882 common shares at an exercise price of $0.01 per share. The expiration date of the Forum Warrants was 3 years after the date of issuance.

On May 12, 2010, Forum exercised the warrants to purchase 1,516,882 common shares at the price of US$0.01 per share.

The fair values of the Forum Warrants as of the issuance day and exercise day were evaluated using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	As of April 15, 2010	As of May 12, 2010
Average risk-free rate of return	1.29%	1.32%
Expected term	3.00 years	2.92 years
Volatility rate	63.4%	59.3%
Dividend yield	0%	0%

The risk-free rate for periods within the expected life of the Forum Warrants was based on the implied yield rates of China International Bond denominated in US$ as of the valuation date. The expected life of the Forum Warrants represents the period of time the granted warrants were expected to be outstanding. As of December 31, 2010, the Company has not paid dividends in the past nor did it expect to pay dividends in the foreseeable future. The expected volatility was based on the historical daily stock price of the Company, annualized.

The fair values of the Forum Warrants were US$3,049,509 and US$2,222,805 as of the issuance day and the exercise day, respectively.

	Fair Value Measurement using quoted price (Level 1)		Fair Value Measurement using Significant Other Observable Inputs (Level 2)		Total

As of April 15, 2010	US$	—	US$	3,049,509	US$	3,049,509
As of May 12, 2010	US$	—	US$	2,222,805	US$	2,222,805

The embedded derivative associated with the Secured Note was initially recorded as a derivative liability associated with long-term debt at fair value.

The Secured Note are subject to various restrictive covenants, including restrictions on the Company’s ability and the ability of the Company’s subsidiaries to incur additional debt or guarantees, to make restricted payments, to make investments, to pay dividends or distributions on the Company or subsidiaries’ capital stock, to repurchase the Company or subsidiaries’ capital stock, to pay subordinated indebtedness, and make or repay inter-company loans or enter into non-ordinary course business transactions. Among other restrictions, the Company is limited in the dollar amount of mortgage guarantees the Company may provide if it does not maintain a minimum consolidated interest expense coverage ratio, or interest coverage ratio. In the event the Company engages in any financing transaction that results in the amount of third-party indebtedness at the Company level (the “Corporate Debt”) (including the principal amount of the Note) exceeding US$100 million, Forum has the right to require the Company to repurchase the Secured Note at the repurchase price of 100% of the principal amount of the Secured Note then outstanding upon closing of the financing transaction. After the closing of any such financing transaction, as long as the aggregate Corporate Debt amount (including the principal amount of the Secured Note) exceeds US$100 million, Forum has the right, on 60 days advance notice, to exercise the repurchase right at the next semi-annual interest payment date.

Forum also was the holder of US$30 million principal amount of FRNs. The US$40 million purchase price for the Secured Note and warrants was paid by Forum by (a) offsetting the purchase price by the amount owed to it by the Company for the repayment of US$30 million principal amount of its FRNs and (b) payment of US$10 million in cash.

The Company was in compliance with its financial ratio covenants under the Forum Note as of December 31, 2011.

Customer deposits	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]

11. Customer deposits

Customer deposits consisted of amounts received from customers for the pre-sale of residential units in the PRC.

	December 31, 2010	December 31, 2011
	US$	US$
Advances for real estate properties under development	532,732,902	773,014,656
Add: revenue recognized in excess of amounts received from customers	1,108,477	18,612,485
Less: recognized as progress billings (see Note 3)	(511,052,451)	(722,103,502)

Total net balance	22,788,928	69,523,639

Customer deposits are typically funded up to 70% – 80% by mortgage loans made by banks to the customers. Until the customer obtains legal title to the property, the banks have a right to seek reimbursement from the Group for any defaults by the customers. The Group holds certain cash balances in restricted deposit accounts at the relevant banks (see Note 2 (f)). The Group, in turn, has a right to withhold transfer of title to the customer until outstanding amounts are fully settled.

Income taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

12. Income taxes

(a) Corporate income tax (“CIT”)

As a Cayman Island resident company, the Company is not subject to income tax.

The PRC subsidiaries are governed by the Income Tax Law of the PRC concerning Chinese limited liability companies. Under the Income Tax Laws of the PRC, the PRC subsidiaries are subject to an income tax at a statutory rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments.

The Company had minimal operations in jurisdiction other than the PRC. Income before income tax expenses consists of:

	Year ended December 31,
	2009	2010	2011
	US$	US$	US$
PRC	79,707,121	100,129,993	173,729,290
Non PRC	(17,463,302)	(11,674,365)	(12,086,672)

Total	62,243,819	88,455,628	161,642,618

Income tax expense for the years ended December 31, 2009, 2010 and 2011 is summarized as follows:

	Year ended December 31,
	2009	2010	2011
	US$	US$	US$
Current:
CIT tax expense	23,739,713	10,583,933	27,162,678
Land Appreciation Tax (“LAT”) expense	2,185,775	16,154,567	25,582,339
Deferred tax (benefit)/expense	(6,100,697)	10,594,874	5,892,472

Income tax expense	19,824,791	37,333,374	58,637,489

The Group’s income tax expense differs from the tax expense computed by applying the statutory CIT rate of 25% for the year ended December 31, 2009, 2010 and 2011, as follows:

	Year ended December 31,
	2009	2010	2011
	US$	US$	US$
CIT at rate of 25%	15,560,955	22,113,907	40,410,655
Tax effect of non-deductible expenses	2,185,055	3,527,302	2,562,233
Tax effect of non-taxable income	(1,178,165)	(623,524)	—
LAT expense	2,185,775	16,154,567	25,582,339
CIT benefit of LAT	(546,444)	(4,038,642)	(6,395,585)
Changes in valuation allowance	(1,677,358)	19,154	(3,115,025)
International rate difference	1,437,957	252,290	(397,031)
One-time tax effect of 2008 China tax return filed in 2009	2,149,972	—	—
Income tax on undistributed earnings of PRC subsidiaries	—	—	3,680,000
Adjustment of estimated income tax accruals	—	—	(3,988,507)
Others	(292,956)	(71,680)	298,410
Actual income tax expense	19,824,791	37,333,374	58,637,489

The one-time tax effect charge was based on a Central Government interpretation clarified during the second quarter of 2009. According to the new interpretation, provisional deemed profit tax payments made prior to January 1, 2008, when tax rates were at 33%, will be considered final and not subject to adjustment for the new tax rate of 25% effective January 1, 2008. Prior to the release of the new interpretation, the Company accounted for income taxes on pre-sales as prepaid taxes, measured at the applicable current tax rate in the year pre-sales occurred. Prepaid taxes then were credited against subsequent tax obligations when sales were finalized. As a result of the release of the new interpretation, the Company will no longer be entitled to credit prepaid taxes against subsequent tax obligations to the extent prepaid taxes were assessed based on a tax rate in excess of the tax rate applicable in the year the sales are finalized (i.e. 33% prepaid tax will now be credited based on a tax cost of 25%).

The income tax on undistributed earnings of PRC subsidiaries for the year ended December 31, 2011 represented accrued withholding taxes related to the portion of the Group’s retained earnings that were not considered permanently reinvested. See Note 12(d) for more detail.

(b) Liability for unrecognized tax benefit

On January 1, 2007, the Group adopted ASC 740-10. There was no cumulative effect adjustment to beginning retained earnings resulting from the adoption of ASC 740-10, as the total liability for cumulative unrecognized tax benefits of $2,667,594 as of January 1, 2007 was recognized in deferred tax liability, as discussed below. The following table summarizes the activity related to the Group’s unrecognized tax benefits:

US$
Balance as of December 31, 2008	12,744,813
Movement in current year due to foreign exchange rate fluctuation	11,945
Balance as of December 31, 2009	12,756,758

Movement in current year due to foreign exchange rate fluctuation	395,838
Balance as of December 31, 2010	13,152,596

Movement in current year due to foreign exchange rate fluctuation	671,730
Balance as of December 31, 2011	13,824,326

The current year movement in ASC 740-10 liability of US$671,730 (2010: US$395,838, 2009: US$11,945), was due to the fluctuation of US$-RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation.

The liability for unrecognized tax benefit relates to the application of the deemed profit method by the local tax authority of Zhengzhou city. During the years ended December 31, 2005 to 2010, in accordance with the provisions of the PRC tax law, the local tax authority of Zhengzhou City concluded that a deemed profit method is a better measure of income tax liability for companies in the real estate industry located in that province, including the PRC subsidiaries, than the statutory taxable income method.

Under the deemed profit method, the local tax authority levies income tax based an arbitrary deemed profit of range from 12% to 20% of total cash receipts of real estate property companies, rather than based on the statutory income tax rate on the adjusted taxable income, which was 33% for the years up to 2007 and 25% for 2008 and onwards. The PRC subsidiaries in that province had filed their tax returns based on the deemed profit method for the years ended December 31, 2009 and 2010. The local tax authority was entitled to re-evaluate prior years’ income taxes assessed under the deemed profit method, upon receipt of audited accounts or upon completion of specific development projects.

The entire unrecognized tax benefit, if ultimately recognized, will impact the effective tax rate. The Group anticipates new unrecognized tax benefits, related to tax positions similar to those giving rise to its existing unrecognized tax benefits, to originate after December 31, 2011. However, a reasonable estimate of the range of the possible increases related to similar positions originating after December 31, 2011 cannot be made at this time.

Although the local tax authority of Zhengzhou City has not indicated that it will re-evaluate prior years, the Group believes that the possibility exists for reinterpretation of the application of the tax regulations by higher tax authorities in the PRC, potentially overturning the decision made by the local tax authority to apply the deemed profit method. Because of the uncertainty surrounding whether or not these tax years will be re-evaluated and the taxes adjusted, the difference between the taxes due based on taxable income calculated according to statutory taxable income method and the taxes due based on the deemed profit method has been recorded as an additional receivable or payable and has been included in unrecognized tax benefits. Management believes if the local tax authority of Zhengzhou City or a higher tax authority were to re-evaluate any of these tax years, the PRC subsidiaries would be required to pay additional taxes due, based on the accumulated difference between the amounts paid under the deemed profit method and the amounts due under the PRC statutory taxable income method.

The PRC income tax returns for fiscal year 2005 through fiscal year 2011 remain open to potential examination. In addition, local tax authorities may exercise broad discretion in applying the tax law, thus potentially exposing the PRC subsidiaries to audits of tax years outside the general statute of limitations.

It is the Group’s continuing practice to recognize interest and penalties related to uncertain tax positions in other expenses. As of the years ended December 31, 2009, 2010 and 2011, no interest and penalties have been recognized under ASC 740-10 as the management believes that revaluation of tax levy method will not be charged of interest and penalties.

(c) LAT

Since January 1, 1994, LAT has been applicable at progressive tax rates ranging from 30% to 60% on the appreciation of land values, with an exemption provided for the sales of ordinary residential properties if the appreciation values do not exceed certain thresholds specified in the relevant tax laws. However, prior to September 2004, the Group’s local tax authority in Zhengzhou city did not impose the regulation on real estate companies in its area of administration. Since September 2004, the local tax authority has levied the LAT at the rate of 0.8% or 1.0% against total cash receipts from sales of real estate properties, rather than according to the progressive rates. In early 2007, the national PRC tax authorities clarified the regulations to require the full payment of LAT in accordance with the progressive rates.

For the years ended December 31, 2009, 2010 and 2011, the Group has made full provision for LAT with respect to properties sold up to December 31, 2011 in accordance with the requirements set forth in the relevant PRC tax laws and regulations.

In the third quarter of 2010, the tax authorities of Jiangsu Province issued their interpretation of the definition of a “standard ordinary apartment”, for the purposes of LAT. The Company previously believed that all of the units in its projects met the definition of “standard ordinary apartment”. However, based on the interpretation, none of the units in its Jiangsu projects meet this definition. This interpretation differs from that adopted by other provinces in China. Thus, an exemption for LAT on profits up to 20% on “standard ordinary apartments” would not apply and the LAT rate for the Company’s projects in Jiangsu Province was increased from zero to 30% on those apartments. In light of Jiangsu Province’s interpretation, in the third quarter of 2010 the Company recognized a one-time charge of US$6.8 million to income tax expense and a $6.8 million increase of income tax liabilities

In the second quarter of 2010, one of Jiantou Xinyuan’s projects, Zhengzhou International City Garden II, completed an LAT settlement from local tax bureau. The settlement is based on deemed profit method of US$4.2 million, while the Company has accrued the tax liability based on actual revenue method of US$21.4 million. As of December 31, 2010 and 2011, the unsettled liability has been accrued and carried forward.

(d) Deferred tax

The tax effects of temporary differences that give rise to the Group’s net current deferred tax assets and liabilities as of December 31, 2010 and 2011 are as follows:

	December 31, 2010	December 31, 2011
	US$	US$
Current deferred tax assets:
Tax loss to be carried forward	1,527,140	126,295
Accruals and provisions	11,162,733	15,923,774
Impairment on Suzhou International City Garden project	—	20,564,064
Allowance for deferred tax assets	—	(7,870,785)

Total current deferred tax assets	12,689,873	28,743,348
Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(25,265,959)	(44,809,072)
Real estate properties accelerated cost deduction	(1,257,042)	(1,321,242)
Taxable temporary differences arise during the acquisition of Jiantou Xinyuan	(4,835,617)	(1,077,761)
Income tax on undistributed earnings of PRC subsidiaries	—	(3,680,000)
Others	(62,345)	(30,631)

Total current deferred tax liabilities	(31,420,963)	(50,918,706)

Net current deferred tax liabilities	(18,731,090)	(22,175,358)

The tax effects of temporary differences that give rise to the Group’s net long-term deferred tax assets and liabilities as of December 31, 2010 and 2011 are as follows:

	December 31, 2010	December 31, 2011
	US$	US$
Long-term deferred tax assets:
Tax loss to be carried forward	3,039,165	—
Accruals and provisions	902,568	708,419
Impairment on Suzhou International City Garden project	19,805,164	—
Allowance for deferred tax assets	(10,527,504)	—
Others	—	598,511

Total long-term deferred tax assets	13,219,393	1,306,930
Long-term deferred tax liabilities:
Revenue recognition based on percentage of completion	(11,294,464)	—

Total long-term deferred tax liabilities	(11,294,464)	—

Net long-term deferred tax assets	1,924,929	1,306,930

Certain of the Company’s PRC subsidiaries have PRC tax net operating loss carry forwards of US$0.1 million (2010: US$1.5 million) which will expire in the beginning of 2016, if unutilized.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2010, as it was permanently reinvesting all of its PRC subsidiaries’ undistributed earnings to finance their future expansions and operations. During 2011, the Company has considered its operational funding needs, future development initiatives and its dividend distribution plan and is permanently reinvesting all but US$36.8 million of its 2011 earnings of its PRC subsidiaries. Accordingly, the Company has accrued deferred income tax liabilities of US$3.7 million for the withholding tax liability associated with the distribution of retained earnings that are not permanently reinvested. Determination of the amount of unrecognized deferred tax liability related to the earnings that are permanently reinvested is not practicable.

For each PRC subsidiary, deferred tax assets have been netted against deferred tax liabilities by current or non-current classification, as the reversal of the underlying temporary differences is expected to occur in the same future periods.

The deferred tax assets and liabilities will reverse when the originating temporary differences reverse. In addition, as a result of applying the deemed profit method to calculate PRC income taxes payable, deferred tax assets and liabilities will reverse either if the tax years are re-evaluated and reassessed under the statutory taxable income method or the tax years are no longer open for tax review.

In assessing the ability to realize the deferred tax assets, the Company has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence.

Share-based compensation	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

13. Share-based compensation

As of December 31, 2011, the Company has two share-based compensation plans under which awards may be granted to both employees and non-employees, which are described below. Compensation cost of US$1,740,861 (2009: US$3,466,916, 2010: US$2,716,993) was charged against income comprising of general and administrative expenses of US$1,740,861 (2009: US$3,302,750, 2010: US$2,646,699) and the elimination of share of income in an equity investee of US$nil (2009: US$164,166, 2010: US$70,294), for those plans with a corresponding credit to additional paid-in capital in the year ended December 31, 2011, of which, US$1,662,132 (2009: US$3,160,293, 2010: US$2,543,812) was related to the options granted to employees and US$78,729 (2009: US$306,623, 2010: US$173,181) was related to the options granted to non-employees. The compensation cost is regarded as a permanent difference for income tax purposes as the options were granted by the Company, which is registered in Cayman, a country free of tax. Hence, no tax benefit was recognized upon the compensation cost. The Company has a policy of repurchasing shares in the open market to satisfy any future exercise of share options in addition to the existing pool of authorized shares. During 2011, the Company repurchased 7,543,530 shares in the amount of US$7,958,841.

2007 Equity Incentive Plan (the “Plan”)

On August 11, 2007, the Company granted share options to purchase up to 6,125,374 common shares to its directors and employees, at exercise prices ranging from US$0.0001 to US$2.50 per share. These options have a weighted average grant-date fair value of US$2.67 per option, and a total expected compensation cost, net of expected forfeitures, of US$15,564,801. These options have vesting periods based on length of service ranging from 10 to 40 months and will expire no later than August 10, 2017. These options are performance-based and did not begin vesting until the Company’s IPO was in effect. However, upon the effectiveness of the IPO, these awards had an immediate vesting of all shares that would have vested between the grant date and the effectiveness of the IPO.

2007 Long Term Incentive Plan (the “2007 Plan”)

In November 2007, the Company adopted the 2007 Plan which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company.

On November 5, 2007, the Company granted options under the 2007 Plan to directors, management and key employees for an aggregate of 2,389,840 common shares at the exercise price equal to the price of the IPO (US$7.00 per share). These options have a weighted average grant-date fair value of US$3.51 per option, and a total expected compensation cost, net of forfeitures, of US$7,628,415. These options have vesting periods of up to 36 months, and will expire no later than November 5, 2017.

On July 1, 2008, the Company granted options under the 2007 Plan to purchase up to 360,000 shares to two of its employees, at exercise prices equal to the price of the grant date (US$2.975 per share). These options have a weighted average grant-date fair value of US$1.79 per option, and a total expected compensation cost, net of expected forfeitures, of US$579,960. These options have a vesting period based on length of service of 33 months and will expire no later than July 1, 2018.

On March 31, 2009, the Company granted options under the 2007 Plan to purchase up to 500,000 common shares to one employee, at an exercise price equal to the price of the grant date (US$1.87 per share). These options have a weighted average grant date fair value of US$1.255 per option, and a total expected compensation cost, net of expected forfeitures, of US$564,750. These options have a vesting period based on length of service of 36 months and will expire no later than March 31, 2019.

In August 2009, under the 2007 Plan, the Company granted share options to purchase up to 100,000 common shares to an employee, at an exercise price of US$1.30 per share. These options have a weighted average grant date fair value of US$2.12 per option, and a total expected compensation cost, net of expected forfeitures, of US$190,800. These options have vesting periods of 27 months and will expire no later than August 11, 2019.

On April 30, 2010, under the 2007 Plan, the Company granted share options to purchase up to 200,000 common shares to an employee, at an exercise price of US$1.80 per share. These options have a weighted average grant date fair value of US$1.08 per option, and a total expected compensation cost, net of expected forfeitures, of US$193,500. These options have vesting periods of 37 months and will expire no later than April 30, 2020. On December 20, 2010, the options were modified, by amending the vesting schedule.

On December 13, 2010, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 6,900,000 common shares to certain employees, at an exercise price of US$1.21 per share. These options have weighted average grant date fair values of US$0.60 to US$0.61 per option, depending on the vesting period. Pursuant to the agreements, 1/3 of the options would vest 13 months, 25 months and 37 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. For certain employees, 1/2 of the options would vest 13 months and 25 months after the grant date, respectively. These options will expire no later than December 13, 2020. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On December 13, 2010, under the 2007 Plan, the Company granted share options with a service condition to purchase up to 400,000 common shares to certain employees, at an exercise price of US$1.21 per share. These options have a weighted average grant date fair value of US$0.61 per option, and a total expected compensation cost, net of expected forfeitures, of US$219,600. These options have vesting periods of 37 months and will expire no later than December 13, 2020.

On December 20, 2010, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 1,100,000 common shares to certain employees, at an exercise price of US$1.18 per share. These options have a weighted average grant date fair value of US$0.58 per option. Pursuant to the agreements, 1/3 of the options would vest 13 months, 25 months and 37 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than December 20, 2020. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On January 4, 2011, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 200,000 common shares to an employee, at an exercise price of US$1.365 per share. These options have a weighted average grant date fair value of US$0.68 per option. Pursuant to the agreements, 1/3 of the options would vest 12 months, 24 months and 36 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than January 4, 2021. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

On May 24, 2011, under the 2007 Plan, the Company granted share options to purchase up to 100,000 common shares to an employee, at an exercise price of US$1.085 per share. These options have a weighted average grant date fair value of US$0.53 per option and a total expected compensation cost, net of expected forfeitures, of US$47,592. These options have vesting periods based on length of service of 36 months and will expire no later than May 24, 2021.

On November 8, 2011, under the 2007 Plan, the Company granted share options with performance conditions to purchase up to 1,000,000 common shares to an employee, at an exercise price of US$0.945 per share. These options have a weighted average grant date fair value of US$0.30 per option. Pursuant to the agreements, 1/3 of the options would vest 12 months, 24 months and 36 months after the grant date, respectively, with the condition that the performance criteria are met at each vesting date. These options will expire no later than November 8, 2021. The performance conditions were determined by the Board of Directors. For those awards, an evaluation will be made each quarter as to the likelihood of the performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest.

Options Granted to Non-employee

On August 11, 2007, the Company granted options under the Plan to purchase up to 333,333 common shares to a non-employee consultant, with an exercise price of US$0.0001 per share, and options to purchase up to 343,788 common shares to the employees of the Group’s equity investee, Jiantou Xinyuan, with exercise prices ranging from US$0.0001 to US$2.50. These options have vesting periods based on length of service ranging from 40 to 60 months and will expire no later than August 10, 2017. In addition, the Company granted options under the 2007 Plan to purchase up to 52,004 common shares to employees of Jiantou Xinyuan. These options have a vesting period based on length of service of 36 months and will expire no later than November 5, 2017. All other terms of these awards are the same as the employee awards. These awards are accounted for under ASC 505-50, “Equity-Based Payments to Non-employees” (“ASC 505-50”) and the cost will be measured at the date that the services are complete.

The forfeiture rate and fair value assumptions used to value the above options is consistent with the assumptions used to value the options to employees issued under the Plan and the 2007 Plan.

In November, 2010, Jiantou Xinyuan has become a wholly-owned subsidiary (Note 7) and the non-employee consultant was transferred to employee status as he was recruited as an employee of the Group’s. There are no other share options issued to non-employee from August 11, 2007 to December 31, 2011. During the year ended December 31, 2010, adjustments were recorded to expenses in order to properly reflect the cumulative expense based on the then current fair value of the vested options over the vesting period.

For the year ended December 31, 2011, compensation cost of US$78,729 (2010: US$173,181) was charged against income for those options granted to non-employees under the Plan and the 2007 Plan.

Assumptions

The Company assumed a forfeiture ratio of 10% for non-executive employees in arriving at the total compensation expense.

The fair value of each option is estimated on the date of grant using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	Options Granted in 2009 Under the 2007 Plan	Options Granted in 2010 Under the 2007 Plan	Options Granted in 2011 Under the 2007 Plan
Average risk-free rate of return	3.26%	2.28%-2.47%	2.47%
Expected term	5.75 Years	5.75-6 Years	6 Years
Volatility rate	75.7%	49.8%-50.4%	48.4%-50%
Dividend yield	0%	0%	0-5%

The risk-free rate for periods within the expected life of the option is based on the implied yield rates of U.S Treasury Zero-coupon Bond as of the valuation date. The expected life of options represents the period of time the granted options are expected to be outstanding. The Company had limited historical exercising pattern. Therefore, the expected life was estimated as the average of the contractual term and the vesting period. The dividend yield was based on the Company’s dividend distribution plan. Prior to 2010, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in similar businesses due to lacking sufficient trading history. Since 2010, the expected volatility was based on the historical daily stock price of the Company, annualized.

Share Option Activity

The following table is a summary of the Company’s share option activity under the Plan (in US$, except shares):

Options under the Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2011
0.0001 (exercise price)	297,753	0.0001	6.58	391,515
2.50 (exercise price)	848,635	2.5	6.58	—

Granted to employee	—	—	—	—
Exercised
0.0001 (exercise price)	221,658	0.0001	—	193,929
Expired	—	—	—	—
Forfeited/Cancelled
0.0001 (exercise price)	—	0.0001	5.58	—
2.50 (exercise price)	160,751	2.5	5.58	—

Outstanding, December 31, 2011
0.0001 (exercise price)	76,095	0.0001	5.58	66,576
2.50 (exercise price)	687,884	2.5	5.58	—

Exercisable as at December 31, 2011
0.0001 (exercise price)	—	0.0001	5.58	—
2.50 (exercise price)	687,884	2.5	5.58	—

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$0.875 per common share as of December 31, 2011 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2011.

As of December 31, 2011, there was US$126,393 and US$100,777 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted to employees and non-employees, respectively, under the Plan. The cost is expected to be recognized using a straight-line method over a weighted-average period of 0.58 years.

The following table is a summary of the Company’s share option activity under the 2007 Plan (in US$, except shares):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2011
7.0 (exercise price)	836,206	7.00	6.83	—
2.975 (exercise price)	180,000	2.975	7.50	—
1.87 (exercise price)	500,000	1.87	8.25	—
1.30 (exercise price)	100,000	1.30	8.58	1,500
1.80 (exercise price)	200,000	1.80	9.50	—
1.21 (exercise price)	7,200,000	1.21	9.95	756,000
1.18 (exercise price)	1,100,000	1.18	9.97	148,500

Granted
1.365 (exercise price)	200,000	1.365	9.00	—
1.085 (exercise price)	100,000	1.085	9.50	—
0.945 (exercise price)	1,000,000	0.945	9.80	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited/Cancelled
7.0 (exercise price)	25,640	7.00	5.83	—
1.30 (exercise price)	100,000	1.30	7.58	—
1.21 (exercise price)	300,000	1.21	8.95	—
1.18 (exercise price)	1,100,000	1.18	8.97	—

Outstanding, December 31, 2011
7.0 (exercise price)	810,566	7.00	5.83	—
2.975 (exercise price)	180,000	2.975	6.50	—
1.87 (exercise price)	500,000	1.87	7.25	—
1.80 (exercise price)	200,000	1.80	8.5	—
1.21 (exercise price)	6,900,000	1.21	8.95	—
1.365 (exercise price)	200,000	1.365	9.00	—
1.085 (exercise price)	100,000	1.085	9.50	—
0.945 (exercise price)	1,000,000	0.945	9.80	—

Exercisable as at December 31, 2011
7.0 (exercise price)	810,566	7.00	5.83
2.975 (exercise price)	180,000	2.975	6.50	—
1.87 (exercise price)	472,222	1.87	7.25	—
1.8 (exercise price)	120,000	1.80	8.50	—
1.21 (exercise price)	2,166,667	1.21	8.95	—
1.365 (exercise price)	66,667	1.365	9.00	—
1.085 (exercise price)	16,667	1.085	9.50	—

 As of December 31, 2011, there was US$237,494 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted to employees, under the 2007 Plan. The cost is expected to be recognized using a straight-line method over a weighted-average period of 1.49 years.

Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

14. Other payables and accrued liabilities

The components of accrued expenses and other liabilities are as follows:

	December 31, 2010	December 31, 2011
	US$	US$
Contract deposit	22,366,622	25,633,930
Accrued expense	6,968,104	10,893,610
Deed tax and maintenance fund withheld for customer	3,707,310	5,805,077
Bidding deposit	864,769	843,960
Welfare	1,672,667	1,758,094
Other tax payable	2,625,482	4,473,315
Others	957,356	1,562,509

Total	39,162,310	50,970,495

Related party and Employee transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

15. Related party and Employee transactions

(a) Due from employees

	December 31, 2010	December 31, 2011
	US$	US$
Advances to employees	51,475	20,750

The balance represents cash advances to employees for traveling expenses and other expenses. The balances bear no interest and have no fixed payment terms.

(b) Others

For the year ended December 31, 2011, total directors’ remuneration paid amounted to US$2,261,501 (2009: US$752,611; 2010: US$990,309).

On December 27, 2006, Henan Xinyuan entered into a consulting agreement with another consulting company which is beneficially owned by Yong Cui, one of Henan Xinyuan’s directors, to provide similar finance consulting services to the Group, with an annual fee of US$30,735 starting from April 16, 2007. This consulting agreement was renewed on February 15, 2010, under which we had agreed to pay an annual fee of US$77,382. The agreement will expire in February 2013, and it can be terminated by written consent from both parties. The agreement contains provisions on confidentiality and non-competition.

In November 2011, the Company entered into a business development advisory services agreement with Karmen Equities Limited, of which Omer Ozden, one of the Company's directors, is a minority shareholder. The term of this agreement is six months with advisory fees amounting to US$10,000 per month.

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
16. Equity

(i) As at December 31, 2011 the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2010: 500 million common shares).

(ii) During the year ended December 31, 2009, nil options had been exercised at US$0.8115 per share under the Plan, 304,140 options had been exercised at US$0.0001 per share under the Plan, and 159,632 options had been exercised at US$2.5 per share under the Plan.

(iii) During the year ended December 31, 2010, 187,734 options had been exercised at US$0.0001 per share under the Plan.

(iv) In May 2010, the Forum Warrants were exercised and converted to for 1,516,882 common shares at the price of US$0.01 per share (Note 10).

(v) During the year ended December 31, 2011, 221,658 options had been exercised at US$0.0001 per share under the Plan.

(vi) On May 16, 2011, the Company announced a share repurchase program of up to US$10 million. During the year ended December 31, 2011, 7,543,530 common shares were repurchased at a total cost of US$7,958,841.

(vii) In June 2011, the Company distributed dividends to common shareholders of US$7.7 million.

Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

17. Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2009	2010	2011
	US$	US$	US$
Numerator:
Net income	42,419,028	51,140,211	102,297,870
Net income attributable to common shareholders—basic and diluted	42,419,028	51,140,211	102,297,870
Denominator:
Number of shares outstanding, basic	151,252,815	152,577,960	151,314,945
Weighted average number of convertible notes	9,597,000	2,742,000	—
Weighted average number of stock options	21,572	77,395	—

Number of shares outstanding—diluted	160,871,387	155,397,355	151,314,945

Basic earnings per share	0.28	0.34	0.68

Diluted earnings per share	0.26	0.33	0.68

During the year ended December 31, 2011, 7,060,214 (2010: 11,055,799) stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive.

During the year ended December 31, 2009, 3,295,976 stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive. Further, during the year ended December 31, 2009, 5,357,143 FRN Warrants were excluded from the calculation of earnings per share from January 1, 2010 through April 15, 2010, because their effect would be anti-dilutive.

Segment reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

18. Segment reporting

The Group’s long-lived assets and revenue are substantially located in and derived from the PRC. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offering, customers and market and regulatory environment. The Group’s reportable operating segments are comprised of the Henan Province, Shandong Province, Jiangsu Province, Sichuan Province and Anhui Province.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The “other” category relates to investment holdings, property management services, installation of intercom systems, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies”.

The Group’s chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment.

No single customer accounted for more than 10% of net sales for the year ended December 31 2009, 2010 and 2011.

Summary information by operating segment is as follows:

December 31, 2009	Henan	Shandong	Jiangsu	Anhui	Sichuan	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	90,049,823	89,713,230	198,070,688	6,902,453	56,601,483	—	441,337,677
Real estate lease income	319,433	1,025	—	—	—	—	320,458
Other revenue	151,442	69,117	127,340	51,074	18,458	6,908,928	7,326,359

Total revenue	90,520,698	89,783,372	198,198,028	6,953,527	56,619,941	6,908,928	448,984,494
Cost of real estate sales	(72,590,799)	(75,362,270)	(151,343,773)	(4,335,579)	(47,803,636)	—	(351,436,057)
Cost of real estate lease income	(597,164)	(1,091)	—	—	—	—	(598,255)
Other costs	(155,419)	(99,955)	(1,886,234)	(20,104)	(14,748)	(5,528,508)	(7,704,968)

Total cost of revenue	(73,343,382)	(75,463,316)	(153,230,007)	(4,355,683)	(47,818,384)	(5,528,508)	(359,739,280)
Gross profit	17,177,316	14,320,056	44,968,021	2,597,844	8,801,557	1,380,420	89,245,214
Operating expenses	(12,957,908)	(2,770,894)	(8,388,311)	(552,520)	(2,593,035)	(6,394,851)	(33,657,519)

Operating income/(loss)	4,219,408	11,549,162	36,579,710	2,045,324	6,208,522	(5,014,431)	55,587,695
Interest income	1,041,212	134,122	885,586	19,085	173,183	134,797	2,387,985
Exchange gains	79,638	—	—	—	—	—	79,638
Other operating expenses	—	—	—	—	—	(383,333)	(383,333)
Income from change in fair value of warrant liability	—	—	—	—	—	169,736	169,736
Share of income/(loss) in an entity	4,562,610	—	—	—	—	(160,512)	4,402,098
Income/(loss) before income taxes	9,902,868	11,683,284	37,465,296	2,064,409	6,381,705	(5,253,743)	62,243,819
Income tax expense	(2,398,908)	(3,758,223)	(10,259,748)	(878,126)	(1,702,352)	(827,434)	(19,824,791)

Net income/(loss)	7,503,960	7,925,061	27,205,548	1,186,283	4,679,353	(6,081,177)	42,419,028

Depreciation and amortization	1,137,425	352,662	175,078	24,828	123,714	359,571	2,173,278
Capital expenditure	353,113	—	——	—	—	—	353,113
Real estate property development completed	1,080,537	226,313	—	—	—	—	1,306,850
Real estate property under development (current)	241,231,627	3,485,125	224,648,684	180,252	91,044,731	—	560,590,419
Real estate property under development (non-current)	—	—	—	—	—	—	—
Real estate property held for lease	5,622,713	1,824,828	8,883,795	945,250	—	—	17,276,586
Total long-lived assets	11,912,865	2,134,271	14,878,412	1,034,079	635,767	1,829,893	32,425,287
Total assets	483,746,910	57,035,256	200,266,970	15,942,909	83,305,122	41,485,282	881,782,449

December 31, 2010	Henan	Shandong	Jiangsu	Anhui	Sichuan	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	120,131,600	3,394,585	204,603,672	82,376	110,579,729	—	438,791,962
Real estate lease income	97,014	15,240	62,055	6,582	—	—	180,891
Other revenue	211,691	76,809	115,960	2,761	56,482	10,535,289	10,998,992

Total revenue	120,440,305	3,486,634	204,781,687	91,719	110,636,211	10,535,289	449,971,845
Cost of real estate sales	(79,671,781)	(3,260,993)	(150,325,460)	(5,212)	(92,365,779)	(77,531)	(325,706,756)
Cost of real estate lease income	(702,556)	(110,365)	(449,385)	(47,666)	—	—	(1,309,972)
Other costs	469,975	(490)	(333,632)	(2,122)	(26,997)	(7,542,562)	(7,435,828)

Total cost of revenue	(79,904,362)	(3,371,848)	(151,108,477)	(55,000)	(92,392,776)	(7,620,093)	(334,452,556)
Gross profit	40,535,943	114,786	53,673,210	36,719	18,243,435	2,915,196	115,519,289
Operating expenses	(15,651,485)	(1,132,792)	(7,037,123)	(411,485)	(3,340,810)	(5,358,890)	(32,932,585)

Operating income/(loss)	24,884,458	(1,018,006)	46,636,087	(374,766)	14,902,625	(2,443,694)	82,586,704
Interest income	1,134,581	132,697	479,665	2,918	159,318	308,977	2,218,156
Other income	2,352,607	—	—	—	—	28,430	2,381,037
Exchange gains	201,592	—	—	—	—	—	201,592
Change in fair value of warrant liability	—	—	—	—	—	841,560	841,560
Share of income/(loss) in an entity	226,579	—	—	—	—	—	226,579
Income/(loss) before income taxes	28,799,817	(885,309)	47,115,752	(371,848)	15,061,943	(1,264,727)	88,455,628
Income tax expense	(11,158,923)	(1,552,197)	(19,085,355)	(699,910)	(4,314,291)	(522,698)	(37,333,374)

Net income/(loss)	17,640,894	(2,437,506)	28,030,397	(1,071,758)	10,747,652	(1,787,425)	51,122,254

Depreciation and amortization	1,034,452	178,127	1,018,937	70,546	221,059	214,602	2,737,723
Capital expenditure	—	287,779	365,612	—	—	327,803	981,194
Real estate property development completed	288,795	31,233	824,423	325,790	—	—	1,470,241
Real estate property under development (current)	263,594,606	205,680,349	168,662,723	—	72,647,638	—	710,585,316
Real estate property held for lease	8,504,572	1,983,736	8,461,811	925,852	—	—	19,875,971
Total long-lived assets	11,777,816	2,548,914	11,003,344	939,610	256,865	2,393,751	28,920,300
Total assets	464,403,931	172,819,504	267,307,884	10,688,870	153,472,671	35,272,466	1,103,965,326

December 31, 2011	Henan	Shandong	Jiangsu	Anhui	Sichuan	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	266,055,131	60,790,709	227,448,951	330,902	118,755,900	—	673,381,593
Real estate lease income	2,607,441	181,042	45,597	—	—	—	2,834,080
Other revenue	342,865	4,063	128,181	850	33,607	10,782,957	11,292,523

Total revenue	269,005,437	60,975,814	227,622,729	331,752	118,789,507	10,782,957	687,508,196
Cost of real estate sales	(171,351,063)	(48,476,077)	(168,148,014)	(62,957)	(89,102,687)	—	(477,140,798)
Cost of real estate lease income	(492,447)	(118,519)	(470,876)	(49,945)	—	—	(1,131,787)
Other costs	(40,865)	—	(120,300)	(8,809)	(26,455)	(9,307,785)	(9,504,214)

Total cost of revenue	(171,884,375)	(48,594,596)	(168,739,190)	(121,711)	(89,129,142)	(9,307,785)	(487,776,799)
Gross profit	97,121,062	12,381,218	58,883,539	210,041	29,660,365	1,475,172	199,731,397
Operating expenses	(21,784,890)	(3,279,303)	(7,927,609)	(76,597)	(3,387,604)	(6,983,421)	(43,439,424)

Operating income/(loss)	75,336,172	9,101,915	50,955,930	133,444	26,272,761	(5,508,249)	156,291,973
Interest income	4,216,641	326,579	381,103	246	202,459	166,892	5,293,920
Exchange gains	56,725	—	—	—	—	—	56,725

Income/(loss) before income taxes	79,609,538	9,428,494	51,337,033	133,690	26,475,220	(5,341,357)	161,642,618
Income tax expense	(33,322,951)	(2,346,751)	(15,947,960)	(67,007)	(6,530,367)	(422,453)	(58,637,489)

Net income/(loss)	46,286,587	7,081,743	35,389,073	66,683	19,944,853	(5,763,810)	103,005,129

Depreciation and amortization	1,510,923	182,878	631,267	59,167	64,740	51,857	2,500,832
Capital expenditure	118,024	35,020	25,792	232	9,914	975,104	1,164,086
Real estate property development completed	5,040,848	665,899	777,695	290,699	—	—	6,775,141
Real estate property under development (current)	310,705,133	197,255,151	220,478,957	—	33,432,150	—	761,871,391
Real estate property held for lease	7,830,238	1,348,478	8,425,868	921,920	—	—	18,526,504
Total long-lived assets	10,995,939	2,571,597	8,774,859	923,748	190,311	2,506,941	25,963,395
Total assets	685,397,504	202,903,110	304,969,620	10,241,454	145,895,377	41,206,561	1,390,613,626

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

19. Commitments and contingencies

The Group leases certain of its office properties under operating lease arrangements. Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases, and the terms of the leases do not contain rent escalation, or contingent rent, renewal, or purchase options. There are no restrictions placed upon the Group by entering into these leases.

Commitments

As of December 31, 2011, the Group had lease payments under non-cancellable leases falling due as follows:

Amount
US$
2012	1,791,287
2013	321,700
2014	98,138
2015	98,138
2016 and thereafter	294,415

Total	2,603,678

As of December 31, 2011, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
Due within 1 year	277,882,144

Contingencies

As at December 31, 2011, the Group provided guarantees of US$709,489,907 (2010: US$666,446,709), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group’s properties where the underlying real estate ownership certificates can only be provided to the banks on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group’s guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property. The Group paid US$0.02 million, US$0.10 million, and US$0.04 million to satisfy guarantee obligations related to customer defaults for the years ended December 2009, 2010 and 2011, respectively.

The fair value of the guarantees is not significant and the management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

Upon adoption of ASC 740-10 on January 1, 2007, the Group decreased deferred tax payable by US$2,667,594 and increased unrecognized tax benefits by the same amount as ASC 740-10 specifies that tax positions for which the timing of the ultimate resolution is uncertain should be recognized as long-term liabilities. The Company also recognized additional unrecognized tax benefits of US$11,945, US$395,838 and US$671,730 for the years ended December 31, 2009, 2010 and 2011, respectively. At this time, the Company is unable to make a reasonably reliable estimate of the timing of payments in individual years beyond 12 months due to uncertainties in the timing of tax audit outcomes.

Concentration of risk	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

20. Concentration of risk

The Group’s operations are conducted in the PRC. Accordingly, the Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC and by the general state of the PRC economy.

The Group’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Group’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Group transacts most of its business in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

On July 21, 2005, the PRC government changed its decade-old policy of pegging the value of the RMB to the US$. Under the new policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. This change in policy has resulted in a 23.9% appreciation of the RMB against the US$ from July 21, 2005 to December 31, 2011.

Additionally, the value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

The Group uses various suppliers and sells to a wide range of customers. All the homebuyers who signed seller-financed contracts are subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis via the Group’s management reporting procedures. The Group provides longer payment terms, ranging between six months to two years to particular home buyers after applying strict credit requirements based on the Group’s credit policy. There is no concentration of credit risk with respect to receivables as the Group has a large number of seller-financed customers. The Group does not have a significant exposure to any individual debtors.

In addition, no single supplier or customer accounted for more than 10% of revenue or project expenditures for the year ended December 31, 2009, 2010 and 2011.

Condensed financial information of the Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

21. Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$340,579,209 as of December 31, 2011 (2010:US$334,559,300).

Condensed Balance Sheet

	Year ended December 31
	2010	2011
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	4,944	8,516,544
Other receivable	30	—
Other current assets	4,363	3,167
Due from a subsidiary	288,925,977	281,467,371

Total current assets	288,935,314	289,987,082
Other assets	1,418,092	750,743
Investments in subsidiaries	267,704,528	410,994,746

TOTAL ASSETS	558,057,934	701,732,571

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Short-term bank loan	—	25,000,000
PRC income tax payable	13,013	13,388
PRC other tax payable	926,306	902,190
Other payable and accrued liabilities	302,866	1,167,502
Other long-term debt due within one year	330,633	313,300

Total current liabilities	1,572,818	27,396,380

Other long-term debt	38,687,613	39,708,981

Total liabilities	40,260,431	67,105,361

Shareholders’ equity
Common shares, $0.0001 par value:
Authorized—500,000,000 shares, issued and outstanding—145,863,676 shares for 2011 (2010: 153,185,548 shares)	15,319	15,341
Treasury stock	—	(7,958,841)
Additional paid-in capital	507,972,626	509,713,488
Retained earnings	9,809,558	132,857,222

Total shareholders’ equity	517,797,503	634,627,210

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	558,057,934	701,732,571

Condensed Statement of Operations

	Year ended December 31
	2009	2010	2011
	US$	US$	US$
Sales tax	(324,464)	(330,904)	(3,104)

Selling and distribution expenses	—	—	—
General and administrative expenses	(1,778,767)	(1,098,624)	(2,360,042)

Operating loss	(2,103,231)	(1,429,528)	(2,363,146)
Interest expense	(11,526,711)	(8,497,106)	(8,022,254)
Interest income	13	130,128	6,818
Income from change in fair value of warrant liability	169,736	841,560	—
Other expenses	(383,333)	—	—
Equity in profit of subsidiaries, net	56,911,483	60,388,873	112,676,827

Income from operations before income taxes	43,067,957	51,433,927	102,298,245
Income taxes	(648,929)	(293,716)	(375)

Net income attributable to common shareholders	42,419,028	51,140,211	102,297,870

 Condensed Statement of cash flows

	Year ended December 31
	2009	2010	2011
	US$	US$	US$
Cash flows from operating activities:
Net income	42,419,028	51,140,211	102,297,870
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(56,911,483)	(60,388,873)	(112,676,827)
Depreciation and amortization	1,445,191	—	319,779
Accretion of long-term debt	4,217,034	—	1,021,368
Changes in fair value of warrants and embedded derivatives	(169,736)	(841,560)	—
Put option contingency expenses	5,000,000	—	—
Stock based compensation expense	—	—	38,382
Changes in operating assets and liabilities:
Other receivables	3,624	(2,792)	(3,137)
Other assets	(605,876)	508,595	348,766
Income tax payable	54,973	(829,790)	375
Other tax payable	324,464	222,476	(24,116)
Other payable and accrued liabilities	826,742	(1,175,084)	864,636
Accrued interest	(617,128)	5,812,765	(514,226)

Net cash used in operating activities	(4,013,137)	(5,554,052)	(8,327,130)

Cash flows from financing activities:
Changes in due from a subsidiary	3,604,230	73,204,741	7,458,606
Proceeds from short-term debt			25,000,000
Proceeds from other long-term debt	—	10,000,000	—
Repayment of other debt	—	(77,954,175)	—
Purchase of treasury stock			(7,958,841)
Dividends to shareholders			(7,661,057)
Proceeds from issuance of common shares	399,110	15,188	22

Net cash provided by financing activities	4,003,310	5,265,754	16,838,730

Net (decrease)/ increase in cash and cash equivalents	(9,827)	(288,298)	8,511,600
Cash and cash equivalents, at the beginning of the year	303,069	293,242	4,944

Cash and cash equivalents, at end of the period	293,242	4,944	8,516,544
SUPPLEMENTARY INFORMATION OF NON-CASH FINANCING ACTIVITIES
Non-cash repayment of other debt	—	30,000,000	—

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures” (“ASC 323”). Such investment is presented on the balance sheet as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiary company” on the statements of operations.

The subsidiaries and equity investee did not pay any dividends to the Company for the periods presented.

(b) Related party transactions

As of December 31, 2010 and 2011, the Company has US$288,925,977 and US$281,467,371 due from a subsidiary. These amounts reflect intercompany loans from the Company to Xinyuan (China) Real Estate, Ltd. (“WFOE”), a wholly-owned subsidiary of the Company. While intercompany loans have no fixed payments terms, the Company has a legally enforceable right to demand payment and the WFOE has the ability to repay the outstanding balance on demand. In April 2010, the Company accrued 3% per annum interest on a US$9.50 million intercompany loan. In September 2010, the WFOE repaid US$9.00 million of that loan. The remaining of US0.5 million was paid off in June 2011. As of December 31, 2010 and 2011, the balance outstanding on the loan was US$500,000 and US$nil. Interest income earned on the loan during the year ended December 31, 2010 and 2011, was US$130,128 and US$6,818, respectively. The interest income earned during the year ended December 31, 2011was lower because the outstanding balance throughout the year was lower as compared to the prior year.

(c) Commitments

The Company does not have significant commitments or long-term obligations as of the period end presented.